                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-06495

       Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 626-795-7300

                      Date of fiscal year end: November 30

                     Date of reporting period: May 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND

To the Shareholders of Flaherty & Crumrine Preferred Income Opportunity Fund:

     After several quarters of extreme volatility, the Fund's second fiscal quarter performance was relatively tame. During the three month period ending May 31, 2010, the total return on net asset value of the Fund was +0.9%. Over the same period, the total return based on the market price of the Fund's shares was +10.5%. The following table presents the Fund's performance over longer time periods as well as the returns on two broad investment measures, one for common stocks and one for corporate bonds.

                         TOTAL RETURN ON NET ASSET VALUE
                         FOR PERIODS ENDED MAY 31, 2010

                                                    ACTUAL RETURNS          AVERAGE ANNUALIZED RETURNS
                                                ----------------------   -------------------------------
                                                 THREE    SIX      ONE   THREE    FIVE    TEN    LIFE OF
                                                MONTHS   MONTHS   YEAR   YEARS   YEARS   YEARS   FUND(1)
                                                ------   ------   ----   -----   -----   -----   -------
Flaherty & Crumrine Preferred Income
   Opportunity Fund .........................     0.9%    12.0%   63.1%   -1.7%   0.6%     6.7%    7.9%
Barclays Capital U.S. Aggregate Index(2) ....     1.8%     2.1%    8.4%    6.9%   5.3%     6.5%    6.6%
   S&P 500 Index(3) .........................    -0.9%     0.4%   21.0%   -8.7%   0.3%    -0.8%    7.6%

----------
(1)  Since inception on February 13, 1992.

(2) The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is generally considered to be representative of the domestic, investment-grade, fixed-rate, taxable bond market. Unless otherwise noted, index returns reflect the reinvestment of dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. This index was formerly known as the Lehman Brothers U.S. Aggregate Index.

(3) The S&P 500 is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

     Conditions in the market for preferred securities have largely stabilized in recent months, though to varying degrees for different market sectors. Issues of companies in industries other than financial services (primarily utilities) have performed consistently well, with far less price volatility than witnessed in prior quarters. Prices on financial issues (primarily banks and insurance companies) bounced around a bit more, but in light of the continued effects of the financial crisis, this is to be expected.

     When markets seem calm on the surface, there is usually something to be wary of lurking below. At present, we don't need to look too far. The items we consider most relevant to the Fund are discussed in greater detail in the discussion section below. These include the overhaul of financial regulation, changes to standards for capital, and turmoil in the Euro-zone. We continue to believe that the Fund is well positioned to weather each.

     As managers of your Fund, our job revolves around evaluating risk. Investment decisions, like most decisions, essentially boil down to evaluating risk and then determining what risk is worth.(1) When it comes to preferred securities, we think we have an edge in both; the preferred market is our primary focus and has been for a very long time.

     The financial crisis pulled back the curtain on the national system of money and banking, and exposed a number of problems. In our view, the most fundamental cause of the crisis was a severe imbalance between risk and opportunity. More specifically, an asymmetry existed between those bearing risk and those reaping rewards. As a result, a lot of really bad decisions were made, and when the proverbial chickens came home to roost, the entire financial system laid an egg.

     Many of these ill-fated decisions involved inappropriate use of leverage. The poster child for debt-run-amok was, of course, the residential real estate market. However, abuse of leverage wasn't limited to residential real estate--easy access to cheap money fueled a widespread borrowing binge, with individuals, corporations and governments spending too much time at the "cheap money" punchbowl.

     Leverage is an important component of the Fund's investment strategy as well, so we understand the challenges of operating a business funded in part with borrowed money. Fortunately, the Fund is designed to use leverage prudently, with limitations on the amount of debt employed at any point in time. Because of these restrictions, the Fund avoided many of the severe problems faced by other borrowers. That's not to say it hasn't been challenging. When asset prices fell, the Fund was required to reduce leverage proportionately by selling securities at prices that were severely depressed; conversely, as prices recovered, we have been able to borrow additional sums for the purpose of buying additional preferred securities at attractive prices.

     The bottom line for shareholders is that the Fund is working as intended - a steady improvement in the Fund's investment portfolio over the past few quarters, along with effective use of relatively inexpensive leverage, enabled the Fund to raise the monthly distribution to shareholders to $0.066 from $0.0575, an increase of 14.8%. This is in addition to the dividend increase last December of 15.0%.

     More information is always available on the Fund's website at www.preferredincome.com.

Sincerely,


/s/ Donald F. Crumrine                  /s/ Robert M. Ettinger

Donald F. Crumrine                      Robert M. Ettinger
Chairman of the Board                   President
July 14, 2010

----------
(1) Readers interested in the subject may want to read "Against the Gods, the Remarkable Story of Risk" by Peter L. Bernstein, an excellent discussion of the history of risk and risk analysis.

                                DISCUSSION TOPICS

THE FUND'S PORTFOLIO RESULTS AND COMPONENTS OF TOTAL RETURN ON NAV

     The table below reflects performance of each investment strategy available for use by the Fund to achieve its objective, namely: (a) investing in a portfolio of securities; (b) possibly hedging that portfolio against significant increases in long-term interest rates (although no hedge positions were in place during the six months ended May 31st); and (c) utilizing leverage to enhance returns to shareholders. Next, we compute the impact of the Fund's operating expenses. All of the parts are then summed to determine total return on the Fund's NAV.

                     COMPONENTS OF PFO'S TOTAL RETURN ON NAV
                      FOR THE SIX MONTHS ENDED MAY 31, 2010

                                                      SIX MONTHS*
                                                      -----------
Total Return on Unleveraged Securities Portfolio
   (including principal and income) ...............       +9.0%
Return from Interest Rate Hedging Strategy ........        0.0%
Impact of Leverage (including leverage expense) ...       +3.8%
Expenses (excluding leverage expense) .............       -0.8%
   TOTAL RETURN ON NAV ............................      +12.0%

*    Actual, not annualized.

     The recovery in preferred security valuations continued over the Fund's fiscal year-to-date, but at a slower pace than during 2009. However, over this recent six month period the Fund's investment portfolio outperformed all sectors of the preferred securities market, as can be seen by comparing total return on the Fund's portfolio (the first row of the above table) to the results of various Bank of America Merrill Lynch preferred indices in the following table.

  TOTAL RETURNS OF BANK OF AMERICA MERRILL LYNCH PREFERRED SECURITIES INDICES*
                     FOR THE SIX MONTHS ENDED MAY 31, 2010

                                                                     SIX MONTHS
                                                                    ------------
BofA Merrill Lynch 8% Capped DRD Preferred Stock Index(SM) .......     +8.1%
BofA Merrill Lynch 8% Capped Hybrid Preferred Securities
   Index(SM) .....................................................     +7.3%
BofA Merrill Lynch 8% Capped Corporate U.S. Capital Securities
   Index(SM) .....................................................     +8.0%
BofA Merrill Lynch Adjustable Preferred Stock, 7% Constrained
   Index(SM) .....................................................     +2.5%

* The Bank of America Merrill Lynch 8% Capped DRD Preferred Stock Index(SM) includes investment grade preferred securities issued by both corporations and government agencies that qualify for the corporate dividend received deduction with issuer concentration capped at a maximum of 8%. The Bank of America Merrill Lynch 8% Capped Hybrid Preferred Securities Index(SM) includes taxable, fixed-rate, U.S. dollar-denominated investment-grade, preferred securities listed on a U.S. exchange with issuer concentration capped at 8%. The Bank of America Merrill Lynch 8% Capped Corporate U.S. Capital Securities Index(SM) includes investment grade fixed rate or fixed-to-floating rate $1,000 par securities that receive some degree of equity credit from the rating agencies or their regulators with issuer concentration capped at a maximum of 8%. The Bank of America Merrill Lynch Adjustable Preferred Stock, 7% Constrained Index(SM) includes adjustable rate preferred securities issued by U.S. corporations and government agencies with issuer concentration capped at a maximum of 7%. All index returns include interest and dividend income and, unlike the Fund's returns, are unmanaged and do not reflect any expenses.

     The Fund's NAV performance (bottom line of the first table) demonstrates continued success of the strategy of using a moderate amount of leverage to enhance return on the Fund's portfolio sufficiently to cover its expenses and permit the NAV of the Fund to still outperform the unleveraged preferred market indices.

TOTAL RETURN ON MARKET PRICE OF FUND SHARES

     While our focus is primarily on managing the Fund's investment portfolio, an investor's actual return is comprised of monthly dividend payments plus changes in the market price of Fund shares. Even following very strong results during the prior fiscal year, the market price continued to recover during the current fiscal year-to-date, producing a total return of +34.2% on the market price of Fund shares over the past six months.

     In a perfect world, the market price of Fund shares would closely track the Fund's net asset value. As can be seen from the graph below, this often is not the case. While for much of the past ten years the Fund's market price has been above its NAV (in market parlance, "trading at a premium"), the market price dropped well below the underlying value of each Fund share during the depths of the financial crisis 1 1/2 years ago. More recently, the market price has traded much more in line with the underlying value of its shares, and as of June 30, 2010 traded at a premium to NAV.

           FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND (PFO) PREMIUM/DISCOUNT OF MARKET PRICE TO NAV THROUGH 06/30/2010

                               (PERFORMANCE GRAPH)

2/21/92     0.0726
2/28/92     0.0805
3/6/92      0.0874
3/13/92      0.098
3/20/92     0.0819
3/27/92     0.0556
4/3/92      0.0538
4/10/92     0.0705
4/17/92     0.0547
4/24/92      0.059
5/1/92      0.0546
5/8/92      0.0536
5/15/92     0.0306
5/22/92     0.0248
5/29/92     0.0307
6/5/92      0.0181
6/12/92       0.04
6/19/92     0.0357
6/26/92     0.0442
7/3/92      0.0475
7/10/92     0.0626
7/17/92       0.08
7/24/92     0.0592
7/31/92     0.0647
8/7/92      0.0613
8/14/92     0.0628
8/21/92     0.0514
8/28/92     0.0539
9/4/92      0.0409
9/11/92     0.0684
9/18/92     0.0572
9/25/92     0.0539
10/2/92      0.062
10/9/92     0.0675
10/16/92     0.049
10/23/92    0.0188
10/30/92    0.0474
11/6/92      0.018
11/13/92    0.0188
11/20/92    0.0408
11/27/92    0.0844
12/4/92      0.063
12/11/92    0.0515
12/18/92    0.0691
12/25/92    0.0638
1/1/93      0.0621
1/8/93      0.0679
1/15/93     0.0595
1/22/93     0.0434
1/29/93     0.0475
2/5/93      0.0483
2/12/93     0.0284
2/19/93     0.0202
2/26/93      0.031
3/5/93      0.0473
3/12/93     0.0651
3/19/93     0.0303
3/26/93      0.036
4/2/93      0.0514
4/9/93      0.0675
4/16/93      0.057
4/23/93     0.0853
4/30/93     0.0651
5/7/93      0.0513
5/14/93      0.061
5/21/93      0.057
5/28/93     0.0441
6/4/93      0.0497
6/11/93     0.0561
6/18/93     0.0497
6/25/93     0.0417
7/2/93      0.0472
7/9/93      0.0425
7/16/93     0.0362
7/23/93     0.0068
7/30/93     0.0306
8/6/93      0.0212
8/13/93     0.0181
8/20/93     0.0008
8/27/93      0.037
9/3/93      0.0331
9/10/93     0.0401
9/17/93     0.0338
9/24/93     0.0244
10/1/93     0.0214
10/8/93     0.0261
10/15/93    0.0263
10/22/93    0.0246
10/29/93     0.009
11/5/93          0
11/12/93   -0.0107
11/19/93   -0.0282
11/26/93   -0.0179
12/3/93    -0.0076
12/10/93   -0.0334
12/17/93   -0.0338
12/24/93   -0.0431
12/31/93    0.0249
1/7/94     -0.0036
1/14/94     0.0157
1/21/94     -0.023
1/28/94    -0.0377
2/4/94     -0.0323
2/11/94    -0.0361
2/18/94    -0.0863
2/25/94      -0.05
3/4/94     -0.0392
3/11/94    -0.0315
3/18/94    -0.0585
3/25/94    -0.0562
4/1/94     -0.0556
4/8/94     -0.0612
4/15/94    -0.0771
4/22/94    -0.1012
4/29/94    -0.1145
5/6/94     -0.0775
5/13/94    -0.0633
5/20/94    -0.0636
5/27/94    -0.0312
6/3/94     -0.0683
6/10/94    -0.0288
6/17/94    -0.0457
6/24/94    -0.0393
7/1/94     -0.0409
7/8/94      -0.045
7/15/94     -0.049
7/22/94    -0.0294
7/29/94    -0.0327
8/5/94     -0.0221
8/12/94    -0.0303
8/19/94    -0.0269
8/26/94    -0.0348
9/2/94     -0.0204
9/9/94     -0.0318
9/16/94    -0.0409
9/23/94    -0.0628
9/30/94     -0.062
10/7/94    -0.1322
10/14/94   -0.1149
10/21/94    -0.141
10/28/94    -0.104
11/4/94    -0.0786
11/11/94   -0.0976
11/18/94    -0.099
11/25/94    -0.077
12/2/94    -0.0402
12/9/94    -0.0868
12/16/94   -0.0732
12/23/94   -0.0604
12/30/94   -0.0851
1/6/95      -0.001
1/13/95    -0.0141
1/20/95    -0.0303
1/27/95    -0.0619
2/3/95     -0.0119
2/10/95    -0.0314
2/17/95    -0.0702
2/24/95    -0.0376
3/3/95     -0.0297
3/10/95    -0.0585
3/17/95    -0.0523
3/24/95    -0.0534
3/31/95    -0.0393
4/7/95     -0.0341
4/14/95    -0.0393
4/21/95     -0.069
4/28/95    -0.0341
5/5/95     -0.0576
5/12/95    -0.0501
5/19/95    -0.0933
5/26/95    -0.0753
6/2/95     -0.0481
6/9/95     -0.0729
6/16/95    -0.0702
6/23/95    -0.0749
6/30/95    -0.0686
7/7/95      -0.069
7/14/95    -0.0869
7/21/95    -0.1087
7/28/95    -0.0911
8/4/95     -0.0973
8/11/95    -0.1018
8/18/95    -0.1011
8/25/95     -0.078
9/1/95     -0.0706
9/8/95     -0.0833
9/15/95     -0.071
9/22/95    -0.0749
9/29/95    -0.0641
10/6/95    -0.0718
10/13/95   -0.1006
10/20/95   -0.0909
10/27/95   -0.1012
11/3/95    -0.1232
11/10/95   -0.0962
11/17/95   -0.1071
11/24/95   -0.1093
12/1/95    -0.1014
12/8/95    -0.1277
12/15/95   -0.1233
12/22/95   -0.1265
12/29/95   -0.1454
1/5/96     -0.1197
1/12/96    -0.1279
1/19/96    -0.1312
1/26/96    -0.1146
2/2/96     -0.1233
2/9/96     -0.1233
2/16/96    -0.1279
2/23/96    -0.1303
3/1/96     -0.1124
3/8/96     -0.1465
3/15/96    -0.1508
3/22/96    -0.1487
3/29/96    -0.1515
4/5/96     -0.1315
4/12/96    -0.1286
4/19/96    -0.1279
4/26/96    -0.1383
5/3/96     -0.1257
5/10/96     -0.113
5/17/96    -0.1408
5/24/96    -0.1386
5/31/96    -0.1386
6/7/96     -0.1255
6/14/96    -0.1337
6/21/96    -0.1301
6/28/96    -0.0918
7/5/96     -0.1079
7/12/96    -0.0911
7/19/96    -0.1122
7/26/96    -0.0939
8/2/96     -0.0876
8/9/96     -0.0688
8/16/96    -0.0673
8/23/96    -0.0881
8/30/96    -0.0836
9/6/96     -0.0836
9/13/96    -0.0661
9/20/96    -0.0889
9/27/96    -0.0991
10/4/96    -0.0876
10/11/96   -0.0876
10/18/96   -0.0935
10/25/96   -0.0834
11/1/96    -0.0796
11/8/96    -0.0932
11/15/96   -0.0726
11/22/96   -0.0586
11/29/96   -0.0608
12/6/96    -0.0792
12/13/96   -0.0813
12/20/96   -0.1009
12/27/96   -0.0837
1/3/97     -0.0693
1/10/97    -0.0562
1/17/97    -0.0693
1/24/97    -0.0834
1/31/97    -0.0678
2/7/97     -0.0623
2/14/97    -0.0551
2/21/97    -0.0645
2/28/97    -0.0605
3/7/97     -0.0581
3/14/97    -0.0654
3/21/97    -0.0715
3/28/97    -0.0715
4/4/97     -0.0573
4/11/97    -0.0973
4/18/97    -0.0806
4/25/97    -0.0748
5/2/97     -0.0672
5/9/97      -0.052
5/16/97    -0.0647
5/23/97    -0.0573
5/30/97    -0.0362
6/6/97     -0.0615
6/13/97    -0.0385
6/20/97    -0.0473
6/27/97    -0.0418
7/4/97     -0.0498
7/11/97    -0.0585
7/18/97    -0.0486
7/25/97     -0.063
8/1/97     -0.0273
8/8/97     -0.0701
8/15/97    -0.0715
8/22/97    -0.0767
8/29/97    -0.0472
9/5/97      -0.058
9/12/97    -0.0656
9/19/97    -0.0557
9/26/97    -0.0492
10/3/97    -0.0292
10/10/97   -0.0492
10/17/97   -0.0506
10/24/97   -0.0574
10/31/97   -0.0477
11/7/97    -0.0442
11/14/97   -0.0377
11/21/97   -0.0688
11/28/97   -0.0484
12/5/97    -0.0406
12/12/97   -0.0652
12/19/97   -0.0648
12/26/97   -0.0456
1/2/98     -0.0171
1/9/98     -0.0197
1/16/98    -0.0185
1/23/98     -0.062
1/30/98    -0.0477
2/6/98      -0.053
2/13/98    -0.0604
2/20/98    -0.0456
2/27/98    -0.0477
3/6/98     -0.0473
3/13/98    -0.0568
3/20/98    -0.0487
3/27/98    -0.0579
4/3/98     -0.0682
4/10/98    -0.0508
4/17/98     -0.062
4/24/98    -0.0768
5/1/98     -0.0618
5/8/98      -0.054
5/15/98    -0.0717
5/22/98    -0.0664
5/29/98    -0.0648
6/5/98     -0.0643
6/12/98    -0.0627
6/19/98    -0.0573
6/26/98      -0.06
7/3/98     -0.0575
7/10/98    -0.0562
7/17/98    -0.0563
7/24/98    -0.0465
7/31/98    -0.0526
8/7/98     -0.0472
8/14/98    -0.0864
8/21/98    -0.0954
8/28/98     -0.054
9/4/98     -0.0618
9/11/98    -0.0487
9/18/98    -0.0392
9/25/98    -0.0402
10/2/98    -0.0554
10/9/98    -0.0744
10/16/98   -0.0485
10/23/98   -0.0406
10/30/98   -0.0616
11/6/98    -0.0396
11/13/98   -0.0481
11/20/98   -0.0641
11/27/98   -0.0478
12/4/98    -0.0413
12/11/98   -0.0363
12/18/98   -0.0537
12/25/98   -0.0132
1/1/99     -0.0196
1/8/99     -0.0297
1/15/99    -0.0392
1/22/99    -0.0627
1/29/99    -0.0677
2/5/99      -0.061
2/12/99    -0.0887
2/19/99    -0.0937
2/26/99    -0.1078
3/5/99     -0.0846
3/12/99     -0.065
3/19/99    -0.1022
3/26/99    -0.0888
4/2/99     -0.0724
4/9/99     -0.1029
4/16/99    -0.0781
4/23/99     -0.093
4/30/99    -0.1156
5/7/99     -0.1015
5/14/99    -0.1277
5/21/99    -0.1256
5/28/99    -0.1093
6/4/99     -0.1007
6/11/99    -0.0558
6/18/99    -0.0835
6/25/99    -0.0602
7/2/99     -0.0532
7/9/99     -0.0532
7/16/99    -0.0761
7/23/99    -0.0558
7/30/99    -0.0829
8/6/99     -0.0464
8/13/99     -0.078
8/20/99    -0.0864
8/27/99    -0.0345
9/3/99     -0.1057
9/10/99    -0.0938
9/17/99    -0.0683
9/24/99    -0.0401
10/1/99     -0.077
10/8/99     -0.086
10/15/99   -0.1231
10/22/99   -0.1254
10/29/99   -0.1223
11/5/99    -0.1192
11/12/99   -0.1252
11/19/99   -0.0826
11/26/99   -0.0979
12/3/99     -0.097
12/10/99   -0.0807
12/17/99   -0.1118
12/24/99   -0.1212
12/31/99   -0.0354
1/7/00     -0.0028
1/14/00    -0.0385
1/21/00    -0.0996
1/28/00    -0.1047
2/4/00     -0.0923
2/11/00    -0.0845
2/18/00    -0.1038
2/25/00    -0.0962
3/3/00     -0.1021
3/10/00    -0.0858
3/17/00    -0.1055
3/24/00    -0.1272
3/31/00    -0.1361
4/7/00     -0.1047
4/14/00    -0.0894
4/21/00    -0.0781
4/28/00     -0.064
5/5/00     -0.0385
5/12/00    -0.0566
5/19/00    -0.0734
5/26/00    -0.0759
6/2/00     -0.0905
6/9/00     -0.1037
6/16/00    -0.0943
6/23/00    -0.0775
6/30/00    -0.0841
7/7/00     -0.0909
7/14/00    -0.0893
7/21/00     -0.097
7/28/00    -0.0927
8/4/00     -0.0912
8/11/00    -0.0879
8/18/00    -0.1046
8/25/00    -0.1046
9/1/00     -0.1105
9/8/00     -0.1113
9/15/00    -0.0836
9/22/00    -0.1189
9/29/00    -0.1155
10/6/00    -0.0896
10/13/00   -0.0921
10/20/00   -0.0895
10/27/00   -0.0725
11/3/00    -0.0739
11/10/00   -0.0747
11/17/00   -0.0962
11/24/00   -0.0937
12/1/00    -0.0928
12/8/00    -0.0903
12/15/00   -0.0913
12/22/00   -0.0672
12/29/00   -0.0276
1/5/01     -0.0411
1/12/01      -0.02
1/19/01    -0.0077
1/26/01     0.0192
2/2/01     -0.0528
2/9/01     -0.0346
2/16/01    -0.0184
2/23/01    -0.0257
3/2/01     -0.0109
3/9/01      -0.036
3/16/01    -0.0393
3/23/01     -0.036
3/30/01    -0.0109
4/6/01        0.02
4/13/01     0.0046
4/20/01     0.0243
4/27/01    -0.0278
5/4/01     -0.0218
5/11/01     0.0037
5/18/01    -0.0228
5/25/01    -0.0111
6/1/01     -0.0345
6/8/01     -0.0325
6/15/01    -0.0654
6/22/01    -0.0623
6/29/01    -0.0379
7/6/01     -0.0307
7/13/01    -0.0098
7/20/01    -0.0264
7/27/01     0.0237
8/3/01      0.0035
8/10/01    -0.0567
8/17/01    -0.0439
8/24/01    -0.0365
8/31/01    -0.0603
9/7/01     -0.0353
9/14/01    -0.0353
9/21/01          0
9/28/01    -0.0414
10/5/01    -0.0433
10/12/01   -0.0114
10/19/01   -0.0191
10/26/01   -0.0138
11/2/01     0.0017
11/9/01    -0.0068
11/16/01     0.026
11/23/01    0.0304
11/30/01   -0.0284
12/7/01    -0.0009
12/14/01   -0.0201
12/21/01     0.021
12/28/01    0.0289
1/4/02      0.0297
1/11/02     0.0276
1/18/02     0.0268
1/25/02     0.0677
2/1/02      0.0444
2/8/02      0.0607
2/15/02     0.0457
2/22/02     0.0582
3/1/02      0.0595
3/8/02      0.0124
3/15/02     0.0302
3/22/02     0.0383
3/29/02       0.04
4/5/02      0.0248
4/12/02     0.0409
4/19/02     0.0394
4/26/02     0.0526
5/3/02      0.0839
5/10/02     0.0595
5/17/02     0.0858
5/24/02     0.0757
5/31/02     0.0766
6/7/02      0.0832
6/14/02      0.067
6/21/02     0.0743
6/28/02     0.0933
7/5/02      0.1238
7/12/02     0.0692
7/19/02     0.0972
7/26/02     0.1421
8/2/02      0.1372
8/9/02      0.1002
8/16/02     0.1195
8/23/02     0.1206
8/30/02     0.1077
9/6/02      0.1002
9/13/02     0.0965
9/20/02     0.0993
9/27/02     0.1042
10/4/02     0.1141
10/11/02    0.1429
10/18/02    0.0519
10/25/02    0.0741
11/1/02     0.0733
11/8/02     0.0721
11/15/02    0.0664
11/22/02     0.061
11/29/02    0.0872
12/6/02     0.0972
12/13/02    0.1086
12/20/02    0.1278
12/27/02    0.1558
1/3/03      0.1518
1/10/03      0.093
1/17/03     0.1092
1/24/03     0.0865
1/31/03     0.1038
2/7/03      0.0983
2/14/03      0.096
2/21/03     0.1148
2/28/03     0.0969
3/7/03      0.1258
3/14/03     0.1585
3/21/03     0.0897
3/28/03     0.1033
4/4/03      0.1225
4/11/03     0.1477
4/18/03     0.1463
4/25/03     0.1211
5/2/03      0.0989
5/9/03      0.0553
5/16/03      0.033
5/23/03     0.0145
5/30/03     0.0486
6/6/03     -0.0024
6/13/03    -0.0086
6/20/03     0.0032
6/27/03     0.0144
7/4/03      0.0296
7/11/03    -0.0249
7/18/03    -0.0105
7/25/03    -0.0049
8/1/03     -0.0353
8/8/03     -0.0217
8/15/03    -0.0297
8/22/03     0.0008
8/29/03    -0.0032
9/5/03      0.0008
9/12/03    -0.0112
9/19/03     -0.023
9/26/03    -0.0346
10/3/03    -0.0214
10/10/03   -0.0207
10/17/03   -0.0254
10/24/03    0.0095
10/31/03    0.0284
11/7/03     0.0422
11/14/03    0.0386
11/21/03     0.074
11/28/03    0.0731
12/5/03     0.0875
12/12/03    0.0816
12/19/03    0.1044
12/26/03    0.1084
1/2/04       0.129
1/9/04      0.1265
1/16/04     0.1176
1/23/04     0.1305
1/30/04     0.1482
2/6/04      0.1425
2/13/04     0.1404
2/20/04     0.1598
2/27/04     0.1199
3/5/04       0.125
3/12/04     0.1358
3/19/04     0.1518
3/26/04     0.1631
4/2/04      0.1128
4/9/04      0.0576
4/16/04     0.0812
4/23/04     0.0174
4/30/04     0.0229
5/7/04      0.0056
5/14/04     0.0535
5/21/04     0.0802
5/28/04     0.0808
6/4/04      0.0662
6/11/04     0.0541
6/18/04     0.0466
6/25/04     0.0503
7/2/04      0.0502
7/9/04      0.0535
7/16/04     0.0572
7/23/04     0.0604
7/30/04     0.0471
8/6/04      0.0884
8/13/04     0.0798
8/20/04     0.0958
8/27/04     0.1202
9/3/04      0.1234
9/10/04     0.1265
9/17/04     0.1212
9/24/04     0.0843
10/1/04     0.0966
10/8/04     0.0858
10/15/04    0.0957
10/22/04    0.0944
10/29/04    0.0865
11/5/04     0.1136
11/12/04    0.1112
11/19/04     0.113
11/26/04    0.1065
12/3/04      0.057
12/10/04    0.0445
12/17/04    0.0643
12/24/04    0.0955
12/31/04    0.0731
1/7/05      0.0837
1/14/05     0.0708
1/21/05     0.0705
1/28/05     0.0682
2/4/05      0.0635
2/11/05     0.0689
2/18/05     0.0876
2/25/05     0.0751
3/4/05      0.0467
3/11/05          0
3/18/05    -0.0252
3/25/05    -0.0463
4/1/05     -0.0268
4/8/05     -0.0182
4/15/05    -0.0361
4/22/05    -0.0471
4/29/05    -0.0196
5/6/05      0.0016
5/13/05    -0.0047
5/20/05     0.0213
5/27/05     0.0205
6/3/05      0.0242
6/10/05     0.0259
6/17/05    -0.0316
6/24/05     0.0024
7/1/05      0.0207
7/8/05      0.0345
7/15/05     0.0619
7/22/05     0.0492
7/29/05     0.0668
8/5/05      0.0743
8/12/05     0.0343
8/19/05     0.0621
8/26/05     0.0686
9/2/05      0.0745
9/9/05      0.0994
9/16/05     0.0914
9/23/05     0.0543
9/30/05     0.0546
10/7/05     0.0204
10/14/05   -0.0057
10/21/05   -0.0164
10/28/05   -0.0372
11/4/05    -0.0431
11/11/05   -0.0361
11/18/05   -0.0221
11/25/05   -0.0305
12/2/05    -0.0231
12/9/05    -0.0561
12/16/05   -0.0796
12/23/05   -0.0735
12/30/05    -0.094
1/6/06     -0.0457
1/13/06     0.0178
1/20/06     0.0334
1/27/06      0.027
2/3/06        0.03
2/10/06     0.0137
2/17/06     0.0146
2/24/06     0.0146
3/3/06      0.0195
3/10/06    -0.0624
3/17/06    -0.0453
3/24/06    -0.0593
3/31/06    -0.0645
4/7/06     -0.0606
4/14/06    -0.0842
4/21/06    -0.0798
4/28/06    -0.0735
5/5/06     -0.0842
5/12/06     -0.096
5/19/06    -0.1087
5/26/06    -0.0865
6/2/06     -0.0796
6/9/06     -0.0954
6/16/06    -0.0938
6/23/06    -0.0785
6/30/06    -0.0641
7/7/06     -0.0782
7/14/06    -0.0584
7/21/06    -0.0477
7/28/06    -0.0444
8/4/06     -0.0025
8/11/06     0.0252
8/18/06    -0.0248
8/25/06    -0.0249
9/1/06     -0.0099
9/8/06     -0.0206
9/15/06    -0.0173
9/22/06    -0.0252
9/29/06    -0.0358
10/6/06     -0.009
10/13/06   -0.0164
10/20/06   -0.0254
10/27/06   -0.0307
11/3/06    -0.0243
11/10/06   -0.0401
11/17/06    -0.004
11/24/06   -0.0064
12/1/06    -0.0166
12/8/06     0.0008
12/15/06     0.004
12/22/06   -0.0202
12/29/06   -0.0024
1/5/07     -0.0024
1/12/07     0.0045
1/19/07     0.0088
1/26/07     0.0081
2/2/07     -0.0032
2/9/07      0.0081
2/16/07    -0.0048
2/23/07    -0.0056
3/2/07     -0.0063
3/9/07      0.0064
3/16/07    -0.0048
3/23/07     0.0089
3/30/07     0.0276
4/5/07      0.0366
4/13/07     0.0147
4/20/07     0.0024
4/27/07     0.0368
5/4/07      0.0235
5/11/07     0.0089
5/18/07     0.0164
5/25/07     0.0157
6/1/07      0.0075
6/8/07       -0.02
6/15/07    -0.0242
6/22/07     -0.025
6/29/07     0.0025
7/6/07     -0.0302
7/13/07    -0.0436
7/20/07    -0.0093
7/27/07    -0.0139
8/3/07     -0.0131
8/10/07    -0.0203
8/17/07    -0.1041
8/24/07    -0.0385
8/31/07    -0.0214
9/7/07     -0.0416
9/14/07    -0.0335
9/21/07    -0.0009
9/28/07     0.0115
10/5/07     0.0098
10/12/07   -0.0168
10/19/07   -0.0605
10/26/07    -0.008
11/2/07    -0.0398
11/9/07    -0.0483
11/16/07   -0.0145
11/23/07     0.017
11/30/07    0.0158
12/7/07     -0.011
12/14/07   -0.0435
12/21/07   -0.0356
12/28/07   -0.0031
1/4/08      0.0161
1/11/08     0.0098
1/18/08     0.0542
1/25/08     0.0797
2/1/08      0.0601
2/8/08      0.0797
2/15/08     0.0191
2/22/08     0.0519
2/29/08     0.0121
3/7/08      0.0215
3/14/08    -0.0022
3/20/08     0.0481
3/28/08     0.0348
4/4/08      0.0327
4/11/08    -0.0045
4/18/08     0.0089
4/25/08     0.0608
5/2/08      0.0686
5/9/08      0.0766
5/16/08     0.0837
5/23/08     0.1357
5/30/08      0.125
6/6/08      0.1172
6/13/08      0.115
6/20/08     0.1076
6/27/08      0.162
6/30/08     0.1481
7/3/08      0.1314
7/11/08      0.156
7/18/08     0.1586
7/25/08     0.0288
8/1/08      0.0648
8/8/08      0.0618
8/15/08     0.0334
8/22/08     0.0249
8/29/08    -0.0149
9/5/08     -0.0392
9/12/08    -0.0373
9/19/08      -0.03
9/26/08    -0.0378
10/3/08    -0.2004
10/10/08   -0.4599
10/17/08   -0.1616
10/24/08   -0.1902
10/31/08   -0.0623
11/7/08    -0.1202
11/14/08   -0.2292
11/21/08   -0.4009
11/28/08   -0.1656
12/5/08    -0.2561
12/12/08   -0.2839
12/19/08   -0.1375
12/26/08   -0.1446
12/31/08   -0.1051
1/2/09     -0.0367
1/9/09     -0.0391
1/16/09    -0.0882
1/23/09    -0.0705
1/30/09    -0.0423
2/6/09      0.0106
2/13/09     0.1285
2/20/09     0.0656
2/27/09     0.0638
3/6/09     -0.1859
3/13/09    -0.0203
3/20/09    -0.0437
3/27/09     0.0401
3/31/09     0.0302
4/3/09       0.078
4/9/09      0.0576
4/17/09     0.0959
4/24/09     0.0917
5/1/09      0.0899
5/8/09      0.0359
5/15/09     0.0484
5/22/09     0.1534
5/29/09     0.0559
6/5/09      0.0717
6/12/09     0.0792
6/19/09     0.0233
6/26/09     0.0341
6/30/09      0.031
7/2/09      0.0146
7/10/09          0
7/17/09     0.1093
7/24/09     0.0339
7/31/09    -0.0122
8/7/09     -0.0339
8/14/09    -0.0404
8/21/09    -0.0147
8/28/09     -0.043
8/31/09    -0.0486
9/4/09     -0.0231
9/11/09    -0.0572
9/18/09    -0.0163
9/25/09    -0.0265
9/30/09    -0.0371
10/2/09    -0.0423
10/9/09    -0.0341
10/16/09   -0.0374
10/23/09   -0.0633
10/30/09      -0.1
11/6/09    -0.0957
11/13/09   -0.0859
11/20/09   -0.0806
11/27/09   -0.0752
11/30/09   -0.0677
12/4/09    -0.0849
12/11/09   -0.0667
12/18/09    0.0267
12/24/09    0.0473
12/31/09   -0.0143
1/8/10     -0.0152
1/15/10    -0.0149
1/22/10    -0.0116
1/29/10     -0.028
2/5/10     -0.0574
2/12/10     0.0047
2/19/10     0.0433
2/26/10     0.0207
3/5/10      0.0011
3/12/10    -0.0203
3/19/10     0.1079
3/26/10     0.1034
3/31/10     0.0982
4/1/10      0.1012
4/9/10      0.0949
4/16/10     0.0809
4/23/10     0.0982
4/30/10     0.1033
5/7/10      0.0658
5/14/10     0.1674
5/21/10     0.0804
5/28/10     0.1176
6/4/10      0.1148
6/11/10     0.1458
6/18/10      0.103
6/25/10     0.0862
6/30/10     0.0806

     Based on a closing price of $9.39 on June 30th, the current distribution rate on market price of the Fund's shares (assuming the current monthly distribution of $0.066 does not change) is 8.4%. In our opinion, this distribution rate is very competitive with comparable alternative investment opportunities.

PREFERRED MARKET CONDITIONS

     Conditions in the preferred securities market have improved markedly since the depth of the financial crisis in March 2009. And despite the uncertainties discussed elsewhere in this report, the preferred market is alive and well. Along the path to improvement, however, there have been some bone-rattling bumps. The preferred market began and ended this past quarter in pretty good shape, but in-between we experienced (and survived!)

a pretty significant jolt. We expect that this pattern of generally rising preferred prices, punctuated by sharp set-backs and above-average volatility, will be the hallmark of the preferred market in 2010.

     We judge the health of the market by two primary measures: relative price performance (compared to other segments of credit markets), and overall liquidity (how easy is it to buy and sell securities without impacting prices).

     In our opinion, preferred securities continue to offer investors attractive levels of income and potential for price appreciation when compared to other types of fixed-income investments. During the darkest days of the market collapse (late 2008 to early 2009) preferred prices were weaker than every other fixed-income product except junk bonds. The gap has narrowed appreciably over the past year, but preferred securities still offer good relative value to investors.

     Not only do preferreds look attractive versus broader credit markets, but the broader credit markets also appear undervalued versus other types of investments. Measures of cash flows into and out of mutual funds indicate demand for higher yielding fixed-income products is strong. This is no surprise. With high levels of volatility and uncertainty about the stock market, huge deficits faced by state and local municipalities, and money-market fund yields hovering around zero, many investors have turned to corporate bonds and preferred securities.

     Liquidity, the other measure of market health, is also relatively good at present, but some explanation is required. The preferred securities market is never highly liquid, at least by the standards of most other securities markets. A large-cap, exchange-traded common stock may trade hundreds or thousands of times each day, with tiny bid-offer spreads; in the preferred universe, most trades require greater effort. But relative to historical measures of liquidity, the preferred market has been reasonably active recently.

     Things were not quite as rosy during the first couple weeks of May. Preferred securities traded down significantly, as fears over the potential for a European debt crisis intensified. Prices fell despite surprisingly strong economic data in the United States, where the bulk of preferred issuers are domiciled. As discussed below, the European Union took dramatic steps to stem the crisis, and the market heaved a sigh of relief. Debt burdens remain high throughout developed markets, however, leaving conditions ripe for renewed market turbulence at some point down the road.

     Preferred market participants are also scratching their collective heads as legislators and regulators address the role of certain types of preferred securities in the capital structure of financial institutions. The outcome could have far-reaching implications for the market, and our thoughts are discussed more fully below. Despite the uncertainty, we view the range of outcomes to be mostly positive for investors in preferred securities. Just be prepared for more bumps in the road.

FINANCIAL REGULATION

     The Senate is poised to vote on financial regulatory reform legislation, the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank). While the vote in the Senate is likely to be very close, the House has already approved it and we expect that Dodd-Frank will be enacted. The legislation will make significant changes to both the operations and capitalization of financial companies. Below we discuss the key features and implications of the bill for preferred investors.

     First, Dodd-Frank will set capital standards for financial institutions. The bill largely leaves decisions about capital up to the relevant regulators, with the important constraint that capital requirements be set NO LOWER than they are today. In addition, capital requirements will apply to average rather than period-end assets. At most financial institutions, average assets tend to be higher than end-of-period assets. Thus, Dodd-Frank will raise effective capital requirements for most financial companies and make it more difficult to lower them in the future. For preferred investors, this is good news.

     Second, Dodd-Frank contains a provision that will make trust preferred securities (TruPS) ineligible as Tier 1 capital. (Tier 1 capital is one of the primary measures of capital for a financial company; it includes common equity, retained earnings, qualifying preferred capital, and certain regulatory assets.) For banks with less than $15 billion in assets as of December 31, 2009, TruPS issued before May 19, 2010 will retain Tier 1 capital eligibility permanently. For banks over that size, their TruPS will remain Tier 1 eligible until January 1, 2013; Tier 1 eligibility will phase out over the following three years (presumably, 75% eligibility in 2013, 50% in 2014, and 25% in 2015), with no Tier 1 credit by January 1, 2016. All TruPS issued on or after May 19, 2010 will not receive Tier 1 capital treatment, regardless of the size of the issuing bank. (There has been no public issuance of TruPS since that date.) This is mixed news for preferred investors. Banks are more likely to call TruPS that are no longer eligible as Tier 1 capital, and most TruPS allow issuers to call them at par if they no longer qualify as Tier 1 capital. That's potentially good news for TruPS that trade below par, but it's bad news for the small number of issues that trade at a premium. The provision may also be negative for traditional non-cumulative preferred stock, which will continue to count as Tier 1 capital, since supply might increase substantially if financial companies decide to replace TruPS with traditional preferreds.

     Third, Dodd-Frank will restrict the activities of financial institutions in a number of ways. For preferred investors, two of the most important are (1) the "Volker Rule" limiting proprietary trading and investments in hedge funds and private equity and (2) the requirements for derivatives activities. Without getting into specifics, we see these provisions as reducing both the risks that financial institutions can take and the profits they can generate. The former is good for preferred investors, while the latter could be negative if it cuts deeply enough into profitability - since preferred investors ultimately are paid out of earnings. At this point, it appears that the bill takes moderate ground on both of these provisions, although we can't say definitively until regulators write the rules enforcing the provisions. On balance, we think these limitations on bank activities will benefit preferred investors.

     Overall, we think Dodd-Frank will force banks to hold more capital, take less risk, or both. When we combine that with regulators' desire for banks to hold a higher proportion of high-quality capital (i.e., common equity), we see it as decidedly good news for preferred investors. We may need to reassess that conclusion when regulators turn the legislation into final rules. However, for now we are cautiously optimistic about the impact of Dodd-Frank on preferreds.

CHANGES TO CAPITAL STANDARDS

     While the U.S. Congress is moving to pass Dodd-Frank, regulators here and abroad are formulating new capital standards for banks. These new rules, Basel III, will replace current Basel II guidelines that, in retrospect, permitted banks to operate with inadequate capital as markets became stressed. While the new rules are still being negotiated, two things are clear. First, banks will need to hold higher levels of capital than under Basel II, partly because certain asset classes will carry higher "risk weights" and partly because required capital ratios have increased or will increase.

     Second, the "quality" of capital will improve, with a particular emphasis on the strongest form of capital, common equity. As preferred investors, we have always paid a great deal of attention to the composition of capital at the companies in which we invest, and we are happy to see regulators do the same. Over time, this should result in banks with higher common equity ratios and less reliance on preferred and hybrid securities

(in percentage terms). That no doubt will prompt changes to the preferred market, with shrinkage in some areas, expansion in others, and eventually emergence of some new forms of hybrid capital. While these changes may generate some volatility in the preferred market, we expect they will offer plenty of opportunities as well.

EUROZONE DEBT PROBLEMS

     One of the major challenges facing credit markets today is the sovereign debt situation in Europe. The global recession caused government budget deficits to swell almost everywhere. Portugal, Ireland, Italy, Greece, and Spain (the so-called PIIGS countries) each ran high budget deficits in 2009 (over 9% of GDP, except for Italy, which posted a deficit of 5.3% of GDP), with the prospect of still-sizable deficits for years to come. Markets became worried about these countries' ability to repay their debt, resulting in sharply higher long-term interest rates in those countries (especially Greece), which only intensified the problems they face in bringing their debt under control.

     Normally, a country has three "levers" it can pull to help address its fiscal imbalance: the exchange rate, monetary policy, and fiscal policy. As members of the European Monetary Union (EMU), however, individual countries don't control the first two. That leaves fiscal policy as the only real tool for reestablishing fiscal balance - and markets came to doubt that the PIIGS could move quickly enough to right the ship.

     With Greece on the verge of a liquidity crisis - it had debt coming due without the cash to repay it or market access to refinance it - the EMU and International Monetary Fund (IMF) combined to offer a E110 billion assistance package to Greece in exchange for commitments from Greece to sharply reduce its deficit. This averted an immediate crisis, but markets quickly turned on the other high-deficit countries. Within days, European officials launched a more comprehensive set of proposals to address the widening crisis. In addition to the E110 billion assistance package for Greece, officials announced a massive increase in the debt stabilization fund for EU nations. The E750 billion plan consists of E440 billion in loans from Euro-zone governments, E60 billion from an EU emergency fund, and E250 billion from the IMF. In addition, the European Central Bank has begun purchasing EU government debt in order to provide liquidity to the markets, and the U.S. Federal Reserve reinstated foreign exchange swap lines to give foreign central banks access to U.S. dollars.

     All of these concerns about Europe have weighed on the preferred securities market for two broad reasons. First, investors worry about the direct exposure that companies may have to these countries. On that score, the Fund has no direct exposure to foreign sovereign debt, and we cannot identify any investments with material exposure to Greece, the weakest of the EMU sovereigns. However, some of the companies in the Fund's portfolio do have material exposure to Spain, Italy, and (to a lesser extent) Portugal - although we still would characterize the Fund's exposure to those issuers as modest.

     The second broad concern facing investors is the possibility that sovereign debt problems could lead to a breakup of the EMU and the Euro. Given the interconnectedness of the global financial system, breakup of the EMU would be highly disruptive to say the least, and there is no doubt it would negatively affect the preferred market. While we think this is an extremely low probability scenario, until markets have concluded it's a "no chance" scenario, we have to keep our eye on it. The creation of the debt stabilization fund and renewed budget restraint in high-deficit countries gives us comfort that sovereign risks are moving in the right direction.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

PORTFOLIO OVERVIEW

MAY 31, 2010 (UNAUDITED)

FUND STATISTICS
---------------------
Net Asset Value         $      8.59
Market Price            $      9.60
Premium                       11.76%
Yield on Market Price          8.25%
Common Stock Shares
Outstanding              11,933,386

MOODY'S RATINGS            % OF NET ASSETS+
------------------------   ----------------
A                                 4.9%
BBB                              70.5%
BB                               21.0%
Below "BB"                        0.7%
Not Rated*                        1.2%
Below Investment Grade**         18.4%

*    Does not include net other assets and liabilities of 1.7%.

**   Below investment grade by both Moody's and S&P.

                                  (PIE CHART)

INDUSTRY CATEGORIES   % OF NET ASSETS+
-------------------   ----------------
Banking                      37%
Utilities                    28%
Insurance                    23%
Energy                        7%
Financial Services            2%
Other                         3%

TOP 10 HOLDINGS BY ISSUER   % OF NET ASSETS+
-------------------------   ----------------
Banco Santander                   4.8%
Liberty Mutual Group              4.8%
Capital One Financial             4.3%
Dominion Resources                3.7%
Comerica                          3.3%
Wells Fargo                       3.1%
PNC Financial Services            2.9%
Puget Energy                      2.6%
Metlife                           2.5%
Enbridge Energy Partners          2.5%

                                                             % OF NET ASSETS***+
                                                             -------------------
Holdings Generating Qualified Dividend Income (QDI) for
   Individuals                                                       38%
Holdings Generating Income Eligible for the Corporate
   Dividends Received Deduction (DRD)                                26%

*** This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.

+    Net Assets includes assets attributable to the use of leverage.

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

                                                        PORTFOLIO OF INVESTMENTS

                                                        MAY 31, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                                    VALUE
------------                                                                                                ------------
PREFERRED SECURITIES -- 94.8%
               BANKING -- 36.8%
$  2,750,000   Astoria Capital Trust I, 9.75% 11/01/29, Series B.......................................     $  2,857,654(1)
     295,123   Banco Santander, 10.50% Pfd., Series 10.................................................        7,555,887**(1)(2)
$    500,000   BankAmerica Institutional, Series A, 8.07% 12/31/26, 144A****...........................          488,750
               Barclays Bank PLC:
$  2,750,000      6.278%...............................................................................        2,076,250**(1)(2)
      35,000      6.625% Pfd., Series 2................................................................          704,200**(1)(2)
       6,200      7.75% Pfd., Series 4.................................................................          144,584**(2)
      40,000      8.125% Pfd., Series 5................................................................          970,000**(1)(2)
     100,000   BB&T Capital Trust VI, 9.60% Pfd. ......................................................        2,778,000(1)
$  5,000,000   Capital One Capital III, 7.686% 08/15/36................................................        4,625,000(1)
$    250,000   Capital One Capital V, 10.25% 08/15/39..................................................          270,312
$  1,750,000   Capital One Capital VI, 8.875% 05/15/40.................................................        1,817,130(1)
$  4,500,000   Colonial BancGroup, 7.114%, 144A****....................................................          163,125++
$  6,170,000   Comerica Capital Trust II, 6.576% 02/20/37..............................................        5,182,800(1)
       4,500   FBOP Corporation, Adj. Rate Pfd., 144A****..............................................           29,070*+
$    500,000   Fifth Third Capital Trust IV, 6.50% 04/15/37............................................          403,750
      14,600   Fifth Third Capital Trust VII, 8.875% Pfd., 05/15/68....................................          369,125
         890   First Republic Preferred Capital Corporation, 10.50% Pfd., 144A****.....................          827,700
      22,500   First Republic Preferred Capital Corporation II, 8.75% Pfd., Series B, 144A****.........          515,392
       3,750   First Tennessee Bank, Adj. Rate Pfd., 144A****..........................................        2,346,094*(1)
$    400,000   First Tennessee Capital I, 8.07% 01/06/27, Series A.....................................          352,753
$    500,000   First Tennessee Capital II, 6.30% 04/15/34, Series B....................................          346,701
$  2,325,000   First Union Institutional Capital I, 8.04% 12/01/26.....................................        2,340,410(1)
$    350,000   Fleet Capital Trust II, 7.92% 12/11/26..................................................          340,375
               Goldman Sachs:
$  3,139,000      Capital II, 5.793%...................................................................        2,417,030(1)
       3,500      STRIPES Custodial Receipts, Pvt. ....................................................          980,000*
               HSBC USA, Inc.:
      15,500      Adj. Rate Pfd., Series D.............................................................          338,249*
      95,000      6.50% Pfd., Series H.................................................................        2,129,188*(1)
       4,400      $2.8575 Pfd. ........................................................................          185,900*(1)
$  1,350,000   JPMorgan Chase Capital XXVII, 7.00% 11/01/39, Series AA.................................        1,325,632(1)
      16,700   Keycorp Capital VIII, 7.00% Pfd. 06/15/66...............................................          377,462(1)
      25,200   Keycorp Capital X, 8.00% Pfd. ..........................................................          619,164(1)
$    450,000   Lloyds Banking Group PLC, 6.657%, 144A****..............................................          240,750**(2)+
      25,000   Morgan Stanley Capital Trust VIII, 6.45% Pfd. 04/15/67..................................          536,750(1)
$    600,000   NB Capital Trust IV, 8.25% 04/15/27.....................................................          586,500(1)

    The accompanying notes are an integral part of the financial statements.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

MAY 31, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                                    VALUE
------------                                                                                                ------------
PREFERRED SECURITIES -- (CONTINUED)
               BANKING -- (CONTINUED)
      28,000   PFGI Capital Corporation, 7.75% Pfd. ..................................................      $    694,750(1)
      99,000   PNC Financial Services, 9.875% Pfd., Series F..........................................         2,703,937*(1)
$  1,105,000   PNC Preferred Funding Trust III, 8.70%, 144A****.......................................         1,125,944(1)
       2,600   Sovereign REIT, 12.00% Pfd., Series A, 144A****........................................         2,762,500
$  1,100,000   Wachovia Capital Trust III, 5.80%......................................................           880,000(1)
$    900,000   Washington Mutual, 9.75%, 144A****.....................................................            37,125++
$  1,400,000   Webster Capital Trust IV, 7.65% 06/15/37...............................................           980,000(1)
$  1,500,000   Wells Fargo Capital XV, 9.75%..........................................................         1,612,500(1)
                                                                                                            ------------
                                                                                                              58,038,443
                                                                                                            ------------
               FINANCIAL SERVICES -- 1.4%
$    250,000   Ameriprise Financial, Inc., 7.518% 06/01/66............................................           241,875(1)
      17,500   Heller Financial, Inc., 6.687% Pfd., Series C..........................................         1,645,000*
      12,400   HSBC Finance Corporation, 6.36% Pfd. ..................................................           254,231*
               Lehman Brothers Holdings, Inc.:
      45,800      5.67% Pfd., Series D................................................................            13,740*++
       9,500      5.94% Pfd., Series C................................................................             2,480*++
      25,000      6.50% Pfd., Series F................................................................             2,063*++
      13,400      7.95% Pfd. .........................................................................               295*++
                                                                                                            ------------
                                                                                                               2,159,684
                                                                                                            ------------
               INSURANCE -- 20.6%
$  1,241,000   Ace Capital Trust II, 9.70% 04/01/30...................................................         1,474,854(1)(2)
               Arch Capital Group Ltd.:
      14,400      7.875% Pfd., Series B...............................................................           365,508**(1)(2)
      20,000      8.00% Pfd., Series A................................................................           502,650**(1)(2)
               AXA SA:
$  1,000,000      6.379%, 144A****....................................................................           800,000**(1)(2)
$  3,500,000      6.463%, 144A****....................................................................         2,765,000**(1)(2)
      29,700   Axis Capital Holdings, 7.50% Pfd., Series B............................................         2,693,419(1)(2)
      90,000   Delphi Financial Group, 7.376% Pfd. 05/15/37...........................................         1,806,525(1)
$  3,750,000   Everest Re Holdings, 6.60% 05/15/37....................................................         3,131,250(1)
               Liberty Mutual Group:
$    800,000      7.80% 03/15/37, 144A****............................................................           672,000(1)
$  4,500,000      10.75% 06/15/58, 144A****...........................................................         4,860,000(1)
$  2,533,000   MetLife Capital Trust X, 9.25% 04/08/38, 144A****......................................         2,773,635(1)

    The accompanying notes are an integral part of the financial statements.

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

                                                        MAY 31, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                                   VALUE
------------                                                                                               ------------
PREFERRED SECURITIES -- (CONTINUED)
               INSURANCE -- (CONTINUED)
$  1,000,000   MetLife, Inc., 10.75% 08/01/39........................................................      $  1,197,483(1)
               Principal Financial Group:
      23,300      5.563% Pfd., Series A..............................................................         1,917,154*
      80,000      6.518% Pfd., Series B..............................................................         1,765,000*(1)
               Renaissancere Holdings Ltd.:
      80,850      6.08% Pfd., Series C...............................................................         1,589,511**(1)(2)
       6,800      6.60% Pfd., Series D...............................................................           146,540**(2)
       1,200      7.30% Pfd., Series B...............................................................            28,167**(2)
     115,500   Scottish Re Group Ltd., 7.25% Pfd. ...................................................           809,944**(2)+
$  1,000,000   Stancorp Financial Group, 6.90% 06/01/67..............................................           824,422(1)
$  1,060,000   USF&G Capital, 8.312% 07/01/46, 144A****..............................................         1,150,089(1)
$  1,700,000   XL Capital Ltd., 6.50%, Series E......................................................         1,207,000(1)(2)
                                                                                                           ------------
                                                                                                             32,480,151
                                                                                                           ------------
               UTILITIES -- 27.6%
       6,579   Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993.............................            656,461*(1)
$  2,750,000   COMED Financing III, 6.35% 03/15/33...................................................         2,285,566(1)
$    750,000   Dominion Resources Capital Trust I, 7.83% 12/01/27....................................           777,833(1)
               Dominion Resources, Inc.:
$  3,000,000      7.50%..............................................................................         2,913,483(1)
      75,000      8.375% Pfd., Series A..............................................................         2,088,750(1)
      40,000   Entergy Arkansas, Inc., 6.45% Pfd. ...................................................           953,752*
       5,000   Entergy Louisiana, Inc., 6.95% Pfd. ..................................................           502,032*
      80,000   Entergy Mississippi, Inc., 6.25% Pfd. ................................................         2,012,504*
               FPL Group Capital, Inc.:
$  2,000,000      6.65% 06/15/67.....................................................................         1,832,490(1)
$  1,000,000      7.30% 09/01/67, Series D...........................................................           986,364(1)
               Georgia Power Company:
       1,455      6.125% Pfd. .......................................................................            36,975*
       5,000      6.50% Pfd., Series 2007A...........................................................           499,531*(1)
               Gulf Power Company:
      16,500      6.00% Pfd., Series 1...............................................................         1,596,078*(1)
      13,000      6.45% Pfd., Series 2007A...........................................................         1,269,616*(1)
      30,500   Indianapolis Power & Light Company, 5.65% Pfd. .......................................         2,722,125*(1)
     116,200   Interstate Power & Light Company, 8.375% Pfd., Series B...............................         3,342,202*(1)
       7,000   MDU Resources Group, 4.50% Pfd. 07/08/10..............................................           561,750*

    The accompanying notes are an integral part of the financial statements.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

MAY 31, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                                   VALUE
------------                                                                                               ------------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
               Pacific Enterprises:
      15,935      $4.50 Pfd. ........................................................................      $  1,340,532*(1)
       8,935      $4.75 Pfd., Series 53..............................................................           793,261*(1)
$  1,500,000   PECO Energy Capital Trust III, 7.38% 04/06/28, Series D...............................         1,452,642(1)
$  4,500,000   Puget Sound Energy, Inc., 6.974% 06/01/67.............................................         4,125,888(1)
               Southern California Edison:
      27,500      6.00% Pfd., Series C...............................................................         2,530,000*(1)
      15,000      6.125% Pfd. .......................................................................         1,401,095*
$  4,000,000   Southern Union Company, 7.20% 11/01/66................................................         3,620,000(1)
$    750,000   TXU Electric Capital V, 8.175% 01/30/37...............................................           234,375
               Union Electric Company:
       8,265      $4.75 Pfd. ........................................................................           657,843*
      10,156      $7.64 Pfd. ........................................................................         1,027,660*(1)
$  1,500,000   Wisconsin Energy Corporation, 6.25% 05/15/67..........................................         1,366,863(1)
                                                                                                           ------------
                                                                                                             43,587,671
                                                                                                           ------------
               ENERGY -- 6.6%
$  4,000,000   Enbridge Energy Partners LP, 8.05% 10/01/37...........................................         3,955,492(1)
               Enterprise Products Partners:
$    750,000      7.00% 06/01/67.....................................................................           658,291
$  2,750,000      8.375% 08/01/66, Series A..........................................................         2,711,951(1)
       3,000   Kinder Morgan GP, Inc., 8.33% Pfd., 144A****..........................................         3,032,063*
                                                                                                           ------------
                                                                                                             10,357,797
                                                                                                           ------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 0.2%
      12,500   PS Business Parks, Inc., 6.70% Pfd., Series P.........................................           280,860
                                                                                                           ------------
                                                                                                                280,860
                                                                                                           ------------
               MISCELLANEOUS INDUSTRIES -- 1.6%
      35,000   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A****...................................         2,598,750*(1)
                                                                                                           ------------
                                                                                                              2,598,750
                                                                                                           ------------
               TOTAL PREFERRED SECURITIES
                  (Cost $152,924,304)................................................................       149,503,356
                                                                                                           ------------

    The accompanying notes are an integral part of the financial statements.

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

                                                        MAY 31, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                                  VALUE
------------                                                                                              ------------
CORPORATE DEBT SECURITIES -- 3.3%
               FINANCIAL SERVICES -- 0.2%
      10,000   Ameriprise Financial, Inc., 7.75% 06/15/39..............................................   $    260,425(1)
                                                                                                          ------------
                                                                                                               260,425
                                                                                                          ------------
               INSURANCE -- 2.5%
$  2,250,000   Liberty Mutual Insurance, 7.697% 10/15/97, 144A****.....................................      1,991,540(1)
$  2,000,000   UnumProvident Corporation, 7.25% 03/15/28, Senior Notes.................................      1,980,592(1)
                                                                                                          ------------
                                                                                                             3,972,132
                                                                                                          ------------
               UTILITIES -- 0.2%
      15,000   Entergy Texas, Inc., 7.875% 06/01/39....................................................        402,000(1)
                                                                                                          ------------
                                                                                                               402,000
                                                                                                          ------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 0.4%
$    500,000   Duke Realty LP, 8.25% 08/15/19..........................................................        570,863
                                                                                                          ------------
                                                                                                               570,863
                                                                                                          ------------
               TOTAL CORPORATE DEBT SECURITIES
                  (Cost $4,362,868)....................................................................      5,205,420
                                                                                                          ------------
MONEY MARKET FUND -- 0.2%
     216,561   BlackRock Provident Institutional, T-Fund...............................................        216,561
                                                                                                          ------------
               TOTAL MONEY MARKET FUND
                  (Cost $216,561)......................................................................        216,561
                                                                                                          ------------
TOTAL INVESTMENTS (Cost $157,503,733***)...................................................    98.3%       154,925,337
OTHER ASSETS AND LIABILITIES (Net).........................................................     1.7%         2,733,121
                                                                                              -----       ------------
NET ASSETS BEFORE LOAN.....................................................................   100.0%+++   $157,658,458
                                                                                              -----       ------------
LOAN PRINCIPAL BALANCE.................................................................................    (55,200,000)
                                                                                                          ------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK.............................................................   $102,458,458
                                                                                                          ============

----------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**   Securities distributing Qualified Dividend Income only.

***  Aggregate cost of securities held.

    The accompanying notes are an integral part of the financial statements.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

MAY 31, 2010 (UNAUDITED)

**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At May 31, 2010, these securities amounted to $29,179,527 or 18.5% of net assets before loan. These securities have been determined to be liquid under the guidelines established by the Board of Directors.

(1) All or a portion of this security is pledged as collateral for the Fund's loan. The total value of such securities was $125,217,646 at May 31, 2010.

(2)  Foreign Issuer.

+    Non-income producing.

++ The issuer has filed for bankruptcy protection. As a result, the Fund may not be able to recover the principal invested and also does not expect to receive income on this security going forward.

+++ The percentage shown for each investment category is the total value of that category as a percentage of net assets before the loan.

ABBREVIATIONS:
PFD.    -- Preferred Securities
PVT.    -- Private Placement Securities
REIT    -- Real Estate Investment Trust
STRIPES -- Structured Residual Interest Preferred Enhanced Securities

    The accompanying notes are an integral part of the financial statements.

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

                                             STATEMENT OF ASSETS AND LIABILITIES

                                                        MAY 31, 2010 (UNAUDITED)

ASSETS:
   Investments, at value (Cost $157,503,733) ..................                 $154,925,337
   Receivable for investments sold ............................                      634,244
   Dividends and interest receivable ..........................                    2,214,980
   Prepaid expenses ...........................................                      151,118
                                                                                ------------
      Total Assets ............................................                  157,925,679
LIABILITIES:
   Loan Payable ...............................................   $55,200,000
   Dividends payable to Common Stock Shareholders .............        94,854
   Investment advisory fee payable ............................        78,255
   Administration, Transfer Agent and Custodian fees payable ..        27,821
   Professional fees payable ..................................        55,262
   Directors' fees payable ....................................           576
   Accrued expenses and other payables ........................        10,453
                                                                  -----------
      Total Liabilities .......................................                   55,467,221
                                                                                ------------
NET ASSETS AVAILABLE TO COMMON STOCK ..........................                 $102,458,458
                                                                                ============
NET ASSETS AVAILABLE TO COMMON STOCK consist of:
   Undistributed net investment income ........................                 $    732,463
   Accumulated net realized loss on investments sold .........                   (33,882,102)
   Unrealized depreciation of investments .....................                   (2,578,396)
   Par value of Common Stock ..................................                      119,334
   Paid-in capital in excess of par value of Common Stock .....                  138,067,159
                                                                                ------------
      Total Net Assets Available to Common Stock ..............                 $102,458,458
                                                                                ============
NET ASSET VALUE PER SHARE OF COMMON STOCK:
   Common Stock (11,933,386 shares outstanding) ...............                 $       8.59
                                                                                ============

    The accompanying notes are an integral part of the financial statements.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)

INVESTMENT INCOME:
   Dividends+ .................................................              $ 2,831,111
   Interest ...................................................                3,573,041
                                                                             -----------
      Total Investment Income .................................                6,404,152
EXPENSES:
   Investment advisory fees ...................................   $447,956
   Administrator's fees .......................................     79,855
   Professional fees ..........................................     61,764
   Insurance expenses .........................................     75,235
   Transfer Agent fees ........................................     25,014
   Directors' fees ............................................     36,500
   Custodian fees .............................................     10,708
   Compliance fees ............................................     19,694
   Interest expense ...........................................    354,062
   Other ......................................................    104,807
                                                                  --------
      Total Expenses ..........................................                1,215,595
                                                                             -----------
NET INVESTMENT INCOME .........................................                5,188,557
                                                                             -----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized loss on investments sold during the period ....               (1,109,495)
   Change in net unrealized appreciation/depreciation of
      investments .............................................                7,400,818
                                                                             -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ...............                6,291,323
                                                                             -----------
DISTRIBUTIONS TO AUCTION PREFERRED STOCK SHAREHOLDERS:
   From net investment income (including changes in accumulated
      undeclared distributions) ...............................                  (73,485)
                                                                             -----------
NET INCREASE IN NET ASSETS TO COMMON STOCK RESULTING FROM
   OPERATIONS .................................................              $11,406,395
                                                                             ===========

----------
+ For Federal income tax purposes, a significant portion of this amount may not qualify for the inter-corporate dividends received deduction ("DRD") or as qualified dividend income ("QDI") for individuals.

    The accompanying notes are an integral part of the financial statements.

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

                   STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK

                                                                          SIX MONTHS ENDED
                                                                            MAY 31, 2010         YEAR ENDED
                                                                            (UNAUDITED)      NOVEMBER 30, 2009
                                                                          ----------------   -----------------
OPERATIONS:
   Net investment income ..............................................     $  5,188,557       $  8,629,588
   Net realized loss on investments sold during the period ............       (1,109,495)       (13,670,524)
   Change in net unrealized appreciation/depreciation of investments ..        7,400,818         51,997,405
   Distributions to APS* Shareholders from net investment income,
      including changes in accumulated undeclared distributions .......          (73,485)          (936,183)
                                                                            ------------       ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............       11,406,395         46,020,286
DISTRIBUTIONS:
   Dividends paid from net investment income to Common Stock
      Shareholders(1) .................................................       (4,212,384)        (7,125,108)
                                                                            ------------       ------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ...................       (4,212,384)        (7,125,108)
FUND SHARE TRANSACTIONS:
   Increase from shares issued under the Dividend Reinvestment
      and Cash Purchase Plan ..........................................          245,901            375,985
                                                                            ------------       ------------
   NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING
      FROM FUND SHARE TRANSACTIONS ....................................          245,901            375,985
                                                                            ------------       ------------
NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK FOR THE
   PERIOD .............................................................     $  7,439,912       $ 39,271,163
                                                                            ============       ============
NET ASSETS AVAILABLE TO COMMON STOCK:
   Beginning of period ................................................     $ 95,018,546       $ 55,747,383
   Net increase in net assets during the period .......................        7,439,912         39,271,163
                                                                            ------------       ------------
   End of period (including undistributed net investment income of $732,463 and distributions in excess of net investment
      income of $(170,225), respectively) .............................     $102,458,458       $ 95,018,546
                                                                            ============       ============

----------
*    Auction Preferred Stock.

(1)  May include income earned, but not paid out, in prior fiscal year.

    The accompanying notes are an integral part of the financial statements.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)

INCREASE/(DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations ....................     $ 11,406,395
ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES:
   Purchase of investment securities .......................................      (30,098,558)
   Proceeds from disposition of investment securities ......................       19,267,690
   Sale of short-term investment securities, net ...........................        2,720,227
   Increase in dividends and interest receivable ...........................         (214,158)
   Increase in receivable for investments sold .............................         (634,244)
   Decrease in prepaid expenses ............................................           41,405
   Net amortization/(accretion) of premium/(discount) ......................         (294,866)
   Decrease in accrued expenses and other liabilities ......................          (10,692)
   Unrealized appreciation/depreciation on securities ......................       (7,400,818)
   Net realized loss from investments sold .................................        1,109,495
                                                                                 ------------
      Net cash used by operating activities ................................       (4,108,124)
                                                                                 ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from loan ......................................................        8,200,000
   Proceeds from shares reinvested .........................................          245,901
   Decrease in payable for APS .............................................         (155,561)
   Increase in dividend payable to common stock shareholders ...............           30,168
   Distributions to common stock shareholders from net investment income ...       (4,212,384)
                                                                                 ------------
      Net cash provided in financing activities ............................        4,108,124
                                                                                 ------------
      Net increase/(decrease) in cash ......................................               --
CASH:
   Beginning of the period .................................................               --
                                                                                 ------------
   End of the period .......................................................     $         --
                                                                                 ============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
   Interest paid during the period .........................................          350,517
                                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

                                                            FINANCIAL HIGHLIGHTS

                    FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

     Contained below is per share operating performance data, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                              SIX MONTHS
                                                                 ENDED                    YEAR ENDED NOVEMBER 30,
                                                             MAY 31, 2010   ----------------------------------------------------
                                                             (UNAUDITED)      2009       2008       2007       2006       2005
                                                             ------------   --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .....................   $   7.98       $   4.71   $  10.14   $  12.60   $  12.14   $  12.27
                                                             --------       --------   --------   --------   --------   --------
INVESTMENT OPERATIONS:
Net investment income ....................................       0.44           0.73       1.00       1.06       1.02       0.96
Net realized and unrealized gain/(loss) on investments ...       0.53           3.22      (5.46)     (2.44)      0.49      (0.01)
DISTRIBUTIONS TO APS* SHAREHOLDERS:
From net investment income ...............................      (0.01)         (0.08)     (0.33)     (0.29)     (0.25)     (0.17)
                                                             --------       --------   --------   --------   --------   --------
Total from investment operations .........................       0.96           3.87      (4.79)     (1.67)      1.26       0.78
                                                             --------       --------   --------   --------   --------   --------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income ...............................      (0.35)         (0.60)     (0.75)     (0.79)     (0.80)     (0.91)
From return of capital ...................................         --             --      (0.03)        --         --         --
                                                             --------       --------   --------   --------   --------   --------
Total distributions to Common Stock Shareholders .........      (0.35)         (0.60)     (0.78)     (0.79)     (0.80)     (0.91)
                                                             --------       --------   --------   --------   --------   --------
Gain on repurchase of Auction Preferred Stock ............         --             --       0.14         --         --         --
                                                             --------       --------   --------   --------   --------   --------
Net asset value, end of period ...........................   $   8.59       $   7.98   $   4.71   $  10.14   $  12.60   $  12.14
                                                             ========       ========   ========   ========   ========   ========
Market value, end of period ..............................   $   9.60       $   7.44   $   3.93   $  10.30   $  12.42   $  11.53
Total investment return based on net asset value** .......      11.98%****     88.38%    (48.12%)   (13.90%)    11.02%      6.36%
Total investment return based on market value** ..........      34.23%****    110.49%    (57.38%)   (11.28%)    15.22%     (8.40%)
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO
   COMMON STOCK SHAREHOLDERS:
   Total net assets, end of period (in 000's) ............   $102,458       $ 95,019   $ 55,747   $119,086   $147,357   $141,717
   Operating expenses including interest expense(1) ......       2.35%***       2.55%        --         --         --         --
   Operating expenses excluding interest expense .........       1.67%***       2.19%      2.05%      1.56%      1.52%      1.53%
   Net investment income + ...............................      10.02%***      12.38%        --         --         --         --
   Net investment income, including payments to
      APS Shareholders + .................................       9.88%***      11.03%      8.36%      6.53%      6.34%      6.30%
SUPPLEMENTAL DATA: ++
   Portfolio turnover rate ...............................         13%****        66%        60%        60%        68%        57%
   Net assets before loan, end of period (in 000's) ......   $157,658       $142,019   $105,347   $189,086   $217,357   $211,717
   Ratio of operating expenses including interest
      expense(1)(2) to net assets before loan and
      APS ................................................       1.57%***       1.59%        --         --         --         --
   Ratio of operating expenses excluding interest
      expense(2) to net assets before loan and APS .......       1.11%***       1.36%      1.19%      1.04%      1.02%      1.03%

----------
*    Auction Preferred Stock.

** Assumes reinvestment of distributions at the price obtained by the Fund's Dividend Reinvestment and Cash Purchase Plan.

***  Annualized.

**** Not Annualized.

+ The net investment income ratios reflect income net of operating expenses, including interest expense.

++ Information presented under heading Supplemental Data includes APS and loan principal balance.

(1)  See Note 7.

(2)  Does not include distributions to APS Shareholders.

    The accompanying notes are an integral part of the financial statements.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

PER SHARE OF COMMON STOCK (UNAUDITED)

                               TOTAL                                   DIVIDEND
                             DIVIDENDS   NET ASSET        NYSE       REINVESTMENT
                                PAID       VALUE     CLOSING PRICE     PRICE (1)
                             ---------   ---------   -------------   ------------
December 31, 2009 ........    $0.0575      $8.39        $ 8.27           $8.36
January 29, 2010 .........     0.0575       8.57          8.33            8.43
February 26, 2010 ........     0.0575       8.68          8.86            8.68
March 31, 2010 ...........     0.0575       9.06          9.95            9.45
April 30, 2010 ...........     0.0575       9.20         10.15            9.64
May 28, 2010 .............     0.0660       8.59          9.60            9.12

----------
(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

    The accompanying notes are an integral part of the financial statements.

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

SENIOR SECURITIES

                                             INVOLUNTARY
                                   ASSET     LIQUIDATION     TOTAL DEBT       ASSET
                                  COVERAGE    PREFERENCE    OUTSTANDING    COVERAGE PER
             TOTAL APS* SHARES    PER APS      PER APS     END OF PERIOD     $1,000 OF
   DATE       OUTSTANDING (1)    SHARE (2)    SHARE (3)      (000S) (4)      DEBT (5)
----------   -----------------   ---------   -----------   -------------   ------------
05/31/10**           --                N/A          N/A       $55,200         $2,856
11/30/09             --                N/A          N/A        47,000          3,022
11/30/08            496           $214,002     $100,000           N/A            N/A
11/30/07            700            270,894      100,000           N/A            N/A
11/30/06            700            310,819      100,000           N/A            N/A
11/30/05            700            302,788      100,000           N/A            N/A

----------
(1)  See note 6.

(2) Calculated by subtracting the Fund's total liabilities (excluding the APS and accumulated undeclared distributions to APS) from the Fund's total assets and dividing that amount by the number of APS shares outstanding.

(3)  Excludes accumulated undeclared dividends.

(4)  See note 7.

(5) Calculated by subtracting the Fund's total liabilities (excluding the loan) from the Fund's total assets and dividing that amount by the loan outstanding in 000's.

*    Auction Preferred Stock.

**   Unaudited.

    The accompanying notes are an integral part of the financial statements.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

     Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated (the "Fund") was incorporated as a Maryland corporation on December 10, 1991, and commenced operations on February 13, 1992 as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's investment objective is to provide its common shareholders with high current income consistent with the preservation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements is in conformity with U.S. generally accepted accounting principles ("US GAAP") and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     PORTFOLIO VALUATION: The net asset value of the Fund's Common Stock is determined by the Fund's Administrator no less frequently than on the last business day of each week and month in accordance with the policies and procedures approved by the Board of Directors of the Fund. It is determined by dividing the value of the Fund's net assets available to Common Stock by the number of shares of Common Stock outstanding. The value of the Fund's net assets available to Common Stock is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities and (ii) the aggregate liquidation value of any outstanding preferred stock.

     The Fund's preferred and debt securities are valued on the basis of current market quotations provided by independent pricing services or dealers approved by the Board of Directors of the Fund. Each quotation is based on the mean of the bid and asked prices of a security. In determining the value of a particular preferred or debt security, a pricing service or dealer may use information with respect to transactions in such investments, quotations, market transactions in comparable investments, various relationships observed in the market between investments, and/or calculated yield measures based on valuation technology commonly employed in the market for such investments. Common stocks that are traded on stock exchanges are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available mean price. Futures contracts and option contracts on futures contracts are valued on the basis of the settlement price for such contracts on the primary exchange on which they trade. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon ("swaptions"), are valued using prices supplied by a pricing service, or if such prices are unavailable, prices provided by a single broker or dealer that is not the counterparty or, if no such prices are available, at a price at which the counterparty to the contract would repurchase the instrument or terminate the contract. Investments for which market quotations are not readily available or for which management determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are comparable in quality, maturity and type.

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

     Investments in money market instruments and all debt and preferred securities which mature in 60 days or less are valued at amortized cost. Investments in money market funds are valued at the net asset value of such funds.

     FAIR VALUE MEASUREMENT: The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 - quoted prices in active markets for identical securities

     -    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of May 31, 2010 is as follows:

                                                                         LEVEL 2        LEVEL 3
                                             TOTAL        LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                           VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                         MAY 31, 2010      PRICE         INPUTS         INPUTS
                                         ------------   -----------   ------------   ------------
Preferred Securities
   Banking                               $ 58,038,443   $33,580,800   $ 24,428,573      $29,070
   Financial Services                       2,159,684       254,231      1,905,453           --
   Insurance                               32,480,151    10,984,963     21,495,188           --
   Utilities                               43,587,671     8,381,410     35,206,261           --
   Energy                                  10,357,797            --     10,357,797           --
   Real Estate Investment Trust (REIT)        280,860       280,860             --           --
   Miscellaneous Industries                 2,598,750            --      2,598,750           --
Corporate Debt Securities                   5,205,420       662,425      4,542,995           --
Money Market Fund                             216,561       216,561             --           --
                                         ------------   -----------   ------------      -------
Total Investments                        $154,925,337   $54,361,250   $100,535,017      $29,070
                                         ============   ===========   ============      =======

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                      PREFERRED
                                                          TOTAL      SECURITIES
                                                       INVESTMENTS     BANKING
                                                       -----------   ----------
BALANCE AS OF 11/30/09 .............................     $24,750       $24,750
Accrued discounts/premiums .........................          --            --
Realized gain/(loss) ...............................          --            --
Change in unrealized appreciation/(depreciation) ...       4,320         4,320
Net purchases/(sales) ..............................          --            --
Transfer in and/or out of Level 3 ..................          --            --
                                                         -------       -------
BALANCE AS OF 05/31/10 .............................     $29,070       $29,070

     As of May 31, 2010, total change in unrealized gain/(loss) on Level 3 securities still held at period-end and included in the change in net assets was $4,320. Total unrealized gain/(loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the specific identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on the accrual basis. The Fund also amortizes premiums and accretes discounts on fixed income securities using the effective yield method.

     OPTIONS: In the normal course of pursuing its investment objectives, the Fund is subject to interest rate risk and may purchase or write options to hedge against this risk. Purchases of options are recorded as an investment, the value of which is marked-to-market at each valuation date. When the Fund enters into a closing sale transaction, the Fund will record a gain or loss depending on the difference between the purchase and sale price. The risks associated with purchasing options and the maximum loss the Fund would incur are limited to the purchase price originally paid.

     When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, the Fund realizes a gain equal to the amount of the premium originally received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise.

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

     The risk in writing a call option is that the Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. There were no purchased or written options for the six months ended May 31, 2010.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's investment adviser reviews and approves the eligibility of the banks and dealers with which the Fund may enter into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral through its custodian and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

     FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no federal income tax provision is required.

     Management has analyzed the Fund's tax positions taken on Federal income tax returns for all open tax years (November 30, 2009, 2008, 2007 and 2006), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's major tax jurisdictions are federal and California. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund expects to declare dividends on a monthly basis to shareholders of Common Stock ("Shareholders"). Distributions to Shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains will be distributed to Shareholders at least annually. Any net realized long-term capital gains may be distributed to Shareholders at least annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the capital gains corporate tax rate. Subject to the Fund qualifying as a regulated investment company, any taxes paid by the Fund on such net realized long-term capital gains may be used by the Fund's Shareholders as a credit against their own tax liabilities. The Fund may pay distributions in excess of the Fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the Fund's assets.

     Income and capital gain distributions are determined and characterized in accordance with income tax regulations which may differ from US GAAP. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences,
(2) the attribution of expenses against certain components of taxable investment income, and (3) federal regulations requiring proportionate allocation of income and gains to all classes of shareholders.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

     Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes, and may exclude amortization of premium on certain fixed income securities, which are not reflected in ordinary income for tax purposes. The tax character of distributions paid, including changes in accumulated undeclared distributions to APS shareholders, during 2010 and 2009 was as follows:

              DISTRIBUTIONS PAID IN       DISTRIBUTIONS PAID IN
                FISCAL YEAR 2010            FISCAL YEAR 2009
            ------------------------   --------------------------
            ORDINARY     LONG-TERM      ORDINARY      LONG-TERM
             INCOME    CAPITAL GAINS     INCOME     CAPITAL GAINS
            --------   -------------   ----------   -------------
Common         N/A          N/A        $7,125,108         $0
Preferred      N/A          N/A        $  936,183         $0

     As of November 30, 2009, the components of distributable earnings (i.e., ordinary income and capital gain/loss) available to Common and Preferred Stock Shareholders, on a tax basis, were as follows:

CAPITAL (LOSS)    UNDISTRIBUTED     UNDISTRIBUTED          NET UNREALIZED
 CARRYFORWARD    ORDINARY INCOME   LONG-TERM GAIN   APPRECIATION/(DEPRECIATION)
--------------   ---------------   --------------   ---------------------------
 $(32,900,766)       $244,340            $0                 $(9,851,055)

     At November 30, 2009, the composition of the Fund's $32,900,766 accumulated realized capital losses was $1,223,987, $694,286, $2,051,511, $15,168,592 and
$13,762,390 incurred in 2002, 2004, 2007, 2008 and 2009, respectively. These losses may be carried forward and offset against any future capital gains through 2010, 2012, 2015, 2016 and 2017, respectively.

     EXCISE TAX: The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long-term and short-term) for its fiscal year and (2) certain undistributed amounts from previous years. The Fund paid $14,798 of Federal excise taxes attributable to calendar year 2009 in March 2010.

     ADDITIONAL ACCOUNTING STANDARDS: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

3. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE, TRANSFER AGENT FEE, CUSTODIAN FEE, DIRECTORS' FEES AND CHIEF COMPLIANCE OFFICER FEE

     Flaherty & Crumrine Incorporated (the "Adviser") serves as the Fund's investment adviser. The Fund pays the Adviser a monthly fee at an annual rate of 0.625% of the value of the Fund's average monthly total managed assets up to $100 million and 0.50% of the Fund's average monthly total managed assets of $100

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated million or more. For purposes of calculating the fees payable to the Adviser, Administrator and Custodian, the Fund's total managed assets means the total assets of the Fund (including any assets attributable to the Fund's preferred stock that may be outstanding or otherwise attributable to the use of leverage) minus the sum of accrued liabilities (other than debt, if any, representing financial leverage). For purposes of determining total managed assets, the liquidation preference of any outstanding preferred shares issued by the Fund is not treated as a liability.

     PNC Global Investment Servicing (U.S.) Inc. ("PNC") serves as the Fund's Administrator. As Administrator, PNC calculates the net asset value of the Fund's shares attributable to Common Stock and generally assists in all aspects of the Fund's administration and operation. As compensation for PNC's services as Administrator, the Fund pays PNC a monthly fee at an annual rate of 0.10% of the first $200 million of the Fund's average weekly total managed assets, 0.04% of the next $300 million of the Fund's average weekly total managed assets, 0.03% of the next $500 million of the Fund's average weekly total managed assets and 0.02% of the Fund's average weekly total managed assets above $1 billion.

     PNC also serves as the Fund's Common Stock dividend-paying agent and registrar (Transfer Agent). As compensation for PNC's services, the Fund pays PNC a fee at an annual rate of 0.02% of the first $150 million of the Fund's average weekly net assets attributable to Common Stock, 0.0075% of the next $350 million of the Fund's average weekly net assets attributable to Common Stock, and 0.0025% of the Fund's average weekly net assets attributable to Common Stock above $500 million, plus certain out of pocket expenses. For the purpose of calculating such fee, the Fund's average weekly net assets attributable to Common Stock are deemed to be the average weekly value of the Fund's total assets minus the sum of the Fund's liabilities. For this calculation, the Fund's liabilities are deemed to include the aggregate liquidation preference of any outstanding preferred shares and the loan principal balance.

     PFPC Trust Company ("PFPC Trust") serves as the Fund's Custodian. PFPC Trust is an indirect subsidiary of PNC Financial Services. As compensation for PFPC Trust's services as custodian, the Fund pays PFPC Trust a monthly fee at the annual rate of 0.01% of the first $200 million of the Fund's average weekly total managed assets, 0.008% of the next $300 million of the Fund's average weekly total managed assets, 0.006% of the next $500 million of the Fund's average weekly total managed assets and 0.005% of the Fund's average weekly total managed assets above $1 billion.

     The Fund currently pays each Director who is not a director, officer or employee of the Adviser a fee of $9,000 per annum, plus $750 for each in-person meeting of the Board of Directors or Audit Committee, $500 for each in-person meeting of the Nominating Committee, and $250 for each telephone meeting. The Audit Committee Chairman receives an additional annual fee of $3,000. The Fund also reimburses all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

     The Fund currently pays the Adviser a fee of $37,500 per annum for Chief Compliance Officer services and reimburses out-of-pocket expenses incurred in connection with providing services in this role.

4. PURCHASES AND SALES OF SECURITIES

     For the six months ended May 31, 2010, the cost of purchases and proceeds from sales of securities excluding short-term investments, aggregated $30,098,558 and $19,267,690, respectively.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

     At May 31, 2010, the aggregate cost of securities for federal income tax purposes was $157,375,574, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $15,941,952 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $18,392,189.

5. COMMON STOCK

     At May 31, 2010, 240,000,000 shares of $0.01 par value Common Stock were authorized.

     Common Stock transactions were as follows:

                                                 SIX MONTHS ENDED       YEAR ENDED
                                                     05/31/10            11/30/09
                                                -----------------   -----------------
                                                SHARES    AMOUNT    SHARES    AMOUNT
                                                ------   --------   ------   --------
Shares issued under the Dividend Reinvestment
   and Cash Purchase Plan ...................   26,621   $245,901   73,567   $375,985
                                                ------   --------   ------   --------

6. AUCTION PREFERRED STOCK (APS)

     The Fund's Articles of Incorporation authorize the issuance of up to 10,000,000 shares of $0.01 par value preferred stock. Prior to August 4, 2009, the Fund had preferred stock issued in the form of APS. The APS was senior to the Common Stock and resulted in the financial leveraging of the Common Stock. As of August 4, 2009, the Fund redeemed and cancelled the last remaining shares of APS and does not currently have any issued and outstanding shares of preferred stock. Although the APS was redeemed, certain additional distributions were owed to previous holders and were paid in December, 2009.

     The Fund repurchased APS shares in negotiated private transactions as detailed in the table below. The difference between the purchase price and the liquidation preference of $100,000 per share is included in this report as "Gain on repurchase of Auction Preferred Stock". The gain resulting from both purchases was $1.6 million.

    TRADE DATE       SETTLEMENT DATE    $ AMOUNT OF APS
-----------------   -----------------   ---------------
November 10, 2008   November 14, 2008      $4,500,000
November 10, 2008   November 18, 2008      $3,500,000

     The Fund redeemed APS shares as detailed in the table below. Shares were redeemed at a redemption price equal to the liquidation preference of $100,000 per share, plus the amount of accumulated but unpaid dividends for each redemption date, respectively. The Fund utilized proceeds from its debt facility (See Note 7) for the last redemption. After these redemptions, borrowings from its debt facility were the Fund's sole source of leverage.

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

REDEMPTION DATE     $ AMOUNT OF APS
---------------     ---------------
October 14, 2008      $10,000,000
November 20, 2008       2,400,000*
March 10, 2009         13,000,000*
August 4, 2009         36,600,000

* Shares were redeemed on the dates reflected; however, from the Fund's perspective, the November 20th redemption was effective as of October 24, 2008 and the March 10th redemption was effective as of February 24, 2009. In both cases, the earlier effective date was due to the unconditional deposit of funds with the paying agent.

7. COMMITTED FINANCING AGREEMENT

     The Fund entered into a committed financing agreement ("Financing Agreement") on June 26, 2009 which allowed the Fund to borrow up to an initial limit of $36.6 million on a secured basis. The primary use of the initial proceeds was to redeem the outstanding shares of APS (See Note 6), although, the Fund will use the borrowing facility in the normal course of business as financial leverage. Such leveraging tends to magnify both the risks and opportunities to Shareholders. On August 28, 2009, the Financing Agreement was amended to allow for changes in the committed amount. As of May 31, 2010, the committed amount, and amount borrowed under the Financing Agreement was $55.2 million.

     Under the terms of the Financing Agreement, the lender charges an annualized rate of 1.00% on the undrawn (committed) balance, and Three-Month London Interbank Offered Rate (LIBOR) - reset every three months - plus 1.10% on the drawn (borrowed) balance. For the six months ended May 31, 2010, the daily weighted average annualized interest rate on the drawn balance was 1.371% and the average daily loan balance was $51,057,692. The Fund paid the lender an arrangement fee (at the origination of the facility) equal to 0.50% of the committed amount of $36.6 million. The arrangement fee will be amortized to expense over a period of eighteen months, unless accelerated due to the termination of the Financing Agreement. If the Fund elects to renew the Financing Agreement, a renewal fee equal to 0.50% of the then-committed amount shall be paid to the lender on each 540th calendar day following the date of the original Financing Agreement. LIBOR rates may vary in a manner unrelated to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Shareholders.

     The Fund is required to meet certain asset coverage requirements under the Financing Agreement and under the 1940 Act. In accordance with the asset coverage requirements, at least two-thirds of the Fund's assets are expected to be pledged as collateral assuming the full committed amount is drawn. Securities pledged as collateral are identified in the portfolio of investments. If the Fund fails to meet these requirements, or maintain other financial covenants required under the Financing Agreement, the Fund may be required to repay immediately, in part or in full, the amount borrowed under the Financing Agreement. Additionally, failure to meet the foregoing requirements or covenants could restrict the Fund's ability to pay dividends to Shareholders and could necessitate sales of portfolio securities at inopportune times. The Financing Agreement has no stated maturity, but may be terminated by either party without cause with six months' advance notice.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

8. PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY

     The Fund invests primarily in a diversified portfolio of preferred securities. This includes traditional preferred stocks eligible for the inter-corporate dividends received deduction ("DRD") and fully taxable preferred securities. Under normal market conditions, at least 80% of the value of the Fund's net assets will be invested in preferred securities. Also, under normal market conditions, the Fund invests at least 25% of its total assets in securities of issuers in each of the utilities industry and financial services sector. For purposes of the financial services sector concentration policy, a company is within the financial services sector if it derives at least 50% of its revenue from providing financial services. The Fund's portfolio may therefore be subject to greater risk and market fluctuation than a portfolio of securities representing a broader range of investment alternatives.

     The Fund may invest up to 25% of its assets at the time of purchase in securities rated below investment grade. These securities must be rated at least either "Ba3" by Moody's Investors Service, Inc. or "BB-" by Standard & Poor's or, if unrated, judged to be comparable in quality by the Adviser, in any case, at the time of purchase. However, these securities must be issued by an issuer having a class of senior debt rated investment grade outstanding.

     The Fund may invest up to 15% of its assets in common stocks and, under normal market conditions, up to 20% of its assets in debt securities. Certain of its investments in hybrid, i.e., fully taxable, preferred securities will be subject to the foregoing 20% limitation to the extent that, in the opinion of the Adviser, such investments are deemed to be debt-like in key characteristics. Typically, a security will not be considered debt-like (a) if an issuer can defer payment of income for eighteen months or more without triggering an event of default and (b) if such issue is a junior and fully subordinated liability of an issuer or its ultimate guarantor.

     In addition to foreign money market securities, the Fund may invest up to 30% of its total assets in the securities of companies organized or having their principal place of business outside the United States. All foreign securities held by the Fund will be denominated in U.S. dollars.

9. SPECIAL INVESTMENT TECHNIQUES

     The Fund may employ certain investment techniques in accordance with its fundamental investment policies. These may include the use of when-issued and delayed delivery transactions. Securities purchased or sold on a when-issued or delayed delivery basis may be settled within 45 days after the date of the transaction. Such transactions may expose the Fund to credit and market valuation risk greater than that associated with regular trade settlement procedures. The Fund may also enter into transactions, in accordance with its investment policies, involving any or all of the following: short sales of securities, purchases of securities on margin, futures contracts, interest rate swaps, swap futures, options on futures contracts, options on securities, swaptions and certain credit derivative transactions, including, but not limited to, the purchase and sale of credit protection. As in the case of when-issued securities, the use of over-the-counter derivatives, such as interest rate swaps, swaptions, and credit default swaps may expose the Fund to greater credit, operations, liquidity, and valuation risk than is the case with regulated, exchange traded futures and options. These transactions are used for hedging or other appropriate risk-management

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated purposes, or, under certain other circumstances, to increase return. No assurance can be given that such transactions will achieve their desired purposes or will result in an overall reduction of risk to the Fund.

10. SECURITIES LENDING

     The Fund may lend up to 15% of its total assets (including the value of the loan collateral) to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of May 31, 2010 there were no securities on loan by the Fund.

11. SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

     On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc. PFPC Trust Company will not change its name until a later date to be announced.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

ADDITIONAL INFORMATION (UNAUDITED)

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), a shareholder whose Common Stock is registered in his or her own name will have all distributions reinvested automatically by PNC as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") may be reinvested by the broker or nominee in additional shares under the Plan, but only if the service is provided by the broker or nominee, unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price per share of the Fund's Common Stock is equal to or exceeds the net asset value per share on the valuation date, participants in the Plan will be issued new shares valued at the higher of net asset value or 95% of the then current market value. Otherwise, PNC will buy shares of the Fund's Common Stock in the open market, on the New York Stock Exchange ("NYSE") or elsewhere, on or shortly after the payment date of the dividend or distribution and continuing until the ex-dividend date of the Fund's next distribution to holders of the Common Stock or until it has expended for such purchases all of the cash that would otherwise be payable to the participants. The number of purchased shares that will then be credited to the participants' accounts will be based on the average per share purchase price of the shares so purchased, including brokerage commissions. If PNC commences purchases in the open market and the then current market price of the shares (plus any estimated brokerage commissions) subsequently exceeds their net asset value most recently determined before the completion of the purchases, PNC will attempt to terminate purchases in the open market and cause the Fund to issue the remaining dividend or distribution in shares. In this case, the number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. These remaining shares will be issued by the Fund at the higher of net asset value or 95% of the then current market value.

     Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to PNC's open market purchases in connection with the reinvestment of dividends or capital gains distributions. For the six months ended May 31, 2010, $565 in brokerage commissions were incurred.

     The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on the dividend payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares.

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

     In addition to acquiring shares of Common Stock through the reinvestment of cash dividends and distributions, a shareholder may invest any further amounts from $100 to $3,000 semi-annually at the then current market price in shares purchased through the Plan. Such semi-annual investments are subject to any brokerage commission charges incurred by PNC under the Plan.

     A shareholder whose Common Stock is registered in his or her own name may terminate participation in the Plan at any time by notifying PNC in writing, by completing the form on the back of the Plan account statement and forwarding it to PNC, or by calling PNC directly. A termination will be effective immediately if notice is received by PNC not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first day after the dividend or distribution has been credited to the participant's account in additional shares of the Fund. Upon termination and according to a participant's instructions, PNC will either (a) issue certificates for the whole shares credited to the shareholder's Plan account and a check representing any fractional shares or (b) sell the shares in the market. Shareholders who hold Common Stock registered in the name of a broker or other nominee should consult their broker or nominee to terminate participation.

     The Plan is described in more detail in the Fund's Plan brochure. Information concerning the Plan may be obtained from PNC at 1-800-331-1710.

PROXY VOTING POLICIES AND PROXY VOTING RECORD ON FORM N-PX

     The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th no later than August 31st of each year. The Fund filed its latest Form N-PX with the Securities and Exchange Commission ("SEC") on August 21, 2009. This filing, as well as the Fund's proxy voting policies and procedures, are available (i) without charge, upon request, by calling the Fund's transfer agent at 1-800-331-1710 and (ii) on the SEC's website at www.sec.gov. In addition, the Fund's proxy voting policies and procedures are available on the Fund's website at www.preferredincome.com.

PORTFOLIO SCHEDULE ON FORM N-Q

     The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q, the latest of which was filed for the quarter ended February 28, 2010. The Fund's Form N-Q is available on the SEC's website at www.sec.gov or may be viewed and obtained from the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Section may be obtained by calling 1-800-SEC-0330.

PORTFOLIO MANAGEMENT TEAM

     In managing the day-to-day operations of the Fund, the Adviser relies on the expertise of its team of money management professionals, consisting of Messrs. Crumrine, Ettinger, Stone and Chadwick. The professional backgrounds of each member of the management team are included in the "Information about Fund Directors and Officers" section of this report.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

MEETING OF SHAREHOLDERS

     On May 18, 2010, the Fund held its Reconvened Annual Meeting of Shareholders (the "Annual Meeting") for the following purpose: (i) Election of Directors of the Fund (the "Proposal"). The Proposal was approved by shareholders and the results of the voting are as follows:

PROPOSAL 1: ELECTION OF DIRECTORS.

NAME                            FOR      WITHHELD
----                        ----------   --------
Donald F. Crumrine ......   10,576,738    119,453
Robert F. Wulf ..........   10,568,984    127,207

     David Gale, Morgan Gust and Karen H. Hogan continue to serve in their capacities as Directors of the Fund.

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

INFORMATION ABOUT FUND DIRECTORS AND OFFICERS

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below.

                                                                                                   NUMBER OF
                                                                                                     FUNDS
                                                                              PRINCIPAL             IN FUND
                                                   TERM OF OFFICE           OCCUPATION(S)           COMPLEX
                                 POSITION(S)        AND LENGTH OF            DURING PAST            OVERSEEN   OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE         HELD WITH FUND       TIME SERVED*              FIVE YEARS          BY DIRECTOR  HELD BY DIRECTOR**
----------------------      -------------------  ------------------  ---------------------------  -----------  -------------------
NON-INTERESTED
DIRECTORS:

DAVID GALE                        Director        Class I Director   President of Delta                4
Delta Dividend Group, Inc.                              since        Dividend Group, Inc.
220 Montgomery Street                               January 1997     (investments)
Suite 426
San Francisco, CA 94104
Age: 61

MORGAN GUST                       Director       Class III Director  Owner and operator of             4       CoBiz, Financial,
301 E. Colorado Boulevard                              since         various entities engaged                  Inc. (financial
Suite 720                                           February 1992    in agriculture and real                   services)
Pasadena, CA 91101                                                   estate; Former President
Age: 63                                                              of Giant Industries, Inc.
                                                                     (petroleum refining and
                                                                     marketing) from March 2002
                                                                     through June 2007

KAREN H. HOGAN+                   Director       Class III Director  Active Committee Member and       4
301 E. Colorado Boulevard                              since         Volunteer to several
Suite 720                                            April 2005      non-profit organizations;
Pasadena, CA 91101                                                   from September 1985 to
Age: 49                                                              January 1997, Senior Vice
                                                                     President of Preferred Stock
                                                                     Origination at Lehman
                                                                     Brothers and Previously,
                                                                     Vice President of New
                                                                     Product Development

----------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term.The three year term for each class expires as follows:

          CLASS I DIRECTOR - three year term expires at the Fund's 2012 Annual Meeting of Shareholders; director may continue in office until his successor is duly elected and qualified.

          CLASS II DIRECTORS - three year term expires at the Fund's 2013 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

          CLASS III DIRECTORS - three year term expires at the Fund's 2011 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

** Each Director also serves as a Director for Flaherty & Crumrine Preferred Income Fund, Flaherty & Crumrine/Claymore Preferred Securities Income Fund, and Flaherty & Crumrine/Claymore Total Return Fund.

+ As a Director, until August 4, 2009, represented holders of shares of the Fund's Auction Preferred Stock.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

                                                                                                   NUMBER OF
                                                                                                     FUNDS
                                                                              PRINCIPAL             IN FUND
                                                   TERM OF OFFICE           OCCUPATION(S)           COMPLEX
                                 POSITION(S)        AND LENGTH OF            DURING PAST            OVERSEEN   OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE         HELD WITH FUND       TIME SERVED*              FIVE YEARS          BY DIRECTOR  HELD BY DIRECTOR**
----------------------      -------------------  ------------------  ---------------------------  -----------  -------------------
NON-INTERESTED DIRECTORS:

ROBERT F. WULF                    Director        Class II Director  Financial Consultant;             4
P.O. Box 753                     and Audit              since        Trustee, University of
Neskowin, OR 97149               Committee          February 1992    Oregon Foundation; Trustee,
Age: 73                           Chairman                           San Francisco Theological
                                                                     Seminary

INTERESTED DIRECTOR:

DONALD F. CRUMRINE+              Director,        Class II Director  Chairman of the Board and         4
301 E. Colorado Boulevard       Chairman of             since        Director of Flaherty &
Suite 720                      the Board and        February 1992    Crumrine Incorporated
Pasadena, CA 91101            Chief Executive
Age: 62                           Officer

----------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term.The three year term for each class expires as follows:

          CLASS I DIRECTOR - three year term expires at the Fund's 2012 Annual Meeting of Shareholders; director may continue in office until his successor is duly elected and qualified.

          CLASS II DIRECTORS - three year term expires at the Fund's 2013 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

          CLASS III DIRECTORS - three year term expires at the Fund's 2011 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

** Each Director also serves as a Director for Flaherty & Crumrine Preferred Income Fund, Flaherty & Crumrine/Claymore Preferred Securities Income Fund, and Flaherty & Crumrine/Claymore Total Return Fund.

+ "Interested person" of the Fund as defined in the 1940 Act. Mr. Crumrine is considered an "interested person" because of his affiliation with Flaherty & Crumrine Incorporated, which acts as the Fund's investment adviser.

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

                                                                             PRINCIPAL
                                                 TERM OF OFFICE            OCCUPATION(S)
                                POSITION(S)       AND LENGTH OF             DURING PAST
NAME, ADDRESS, AND AGE         HELD WITH FUND      TIME SERVED              FIVE YEARS
----------------------      -------------------  --------------  --------------------------------
OFFICERS:

ROBERT M. ETTINGER               President            Since      President and Director of
301 E. Colorado Boulevard                         October 2002   Flaherty & Crumrine Incorporated
Suite 720
Pasadena, CA 91101
Age: 51

R. ERIC CHADWICK              Chief Financial         Since      Director of Flaherty & Crumrine
301 E. Colorado Boulevard      Officer, Vice        July 2004    Incorporated since June 2006;
Suite 720                      President and                     Vice President of Flaherty &
Pasadena, CA 91101               Treasurer                       Crumrine Incorporated
Age: 35

CHAD C. CONWELL               Chief Compliance        Since      Chief Compliance Officer of
301 E. Colorado Boulevard      Officer, Vice        July 2005    Flaherty & Crumrine Incorporated
Suite 720                      President and                     since September 2005; Vice
Pasadena, CA 91101               Secretary                       President of Flaherty & Crumrine
Age: 37                                                          Incorporated since July 2005;
                                                                 Attorney with Paul, Hastings,
                                                                 Janofsky & Walker LLP from
                                                                 September 1998 to June 2005

BRADFORD S. STONE              Vice President         Since      Director of Flaherty & Crumrine
47 Maple Street                 and Assistant      July 2003     Incorporated since June 2006;
Suite 403                        Treasurer                       Vice President of Flaherty &
Summit, NJ 07901                                                 Crumrine Incorporated
Age: 50

LAURIE C. LODOLO                 Assistant            Since      Assistant Compliance Officer and
301 E. Colorado Boulevard        Compliance        July 2004     Secretary of Flaherty & Crumrine
Suite 720                    Officer, Assistant                  Incorporated
Pasadena, CA 91101             Treasurer and
Age: 46                     Assistant Secretary

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

     BOARD CONSIDERATION AND APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AGREEMENT

     On January 26, 2010, the Board of Directors of the Fund approved the continuation of the existing investment advisory agreement with the Adviser (the "Investment Advisory Agreement"). The following paragraphs summarize the material information and factors considered by the Board, including the Non-Interested Directors, as well as their conclusions relative to such factors.

     In considering whether to approve the Fund's Investment Advisory Agreement, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board's request, by the Adviser. The Board members also considered detailed information regarding performance and expenses of other investment companies thought to be generally comparable to the Fund. The Board members discussed with management this and other information relating to the Agreement during the Special Meeting held on January 14, 2010 for that specific purpose. On January 26, 2010, the Board members approved the continuance of the Investment Advisory Agreement. In reaching their determinations relating to continuance of the Investment Advisory Agreement, the Board members considered these discussions and all other factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and Board members may have attributed different weights to the various factors. The Board members evaluated this information, and all other information available to them, for the Fund, and their determinations were made separately in respect of each other fund advised by the Adviser. In particular, the Board members focused on the following with respect to the Fund.

NATURE, EXTENT AND QUALITY OF SERVICES.

     The Board members reviewed in detail the nature and extent of the services provided by the Adviser and the quality of those services over the past year and since inception. The Board members noted that these services included managing the Fund's investment program, as well as providing significant administrative services beyond what the Investment Advisory Agreement required. The Board members noted that the Adviser also provided, generally at its expense: office facilities for use by the Fund; personnel responsible for supervising the performance of administrative, accounting and related services; and investment compliance monitoring. The Board members also considered the Adviser's sound financial condition and the Adviser's commitment to its business, in part evidenced by the Adviser maintaining its staff despite lower revenues due to the recent difficult financial period. The Board members evaluated the Adviser's services based on their direct experience serving as Directors for many years, focusing on (i) the Adviser's knowledge of the preferred securities market generally and the sophisticated hedging strategies the Fund had employed until recently, the reasons why that strategy has been ineffective during the current market dislocation, why the Adviser has suspended its customary hedging strategy, and its focus on, and internal resources dedicated to, identifying opportunities to add additional value through hedging and other sophisticated financial transactions, and (ii) the Adviser's culture of compliance. The Board members reviewed the personnel responsible for providing services to the Fund and observed that, based on their experience and interaction with the Adviser:
(1) the Adviser's personnel exhibited a high level of personal integrity, diligence and attention to detail in carrying out

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated their responsibilities under the Investment Advisory Agreement; (2) the Adviser was responsive to requests of the Board and its personnel were available between Board meetings to answer questions from Board members; and (3) the Adviser had kept the Board apprised of developments relating to the Fund. The Board members also considered the continued efforts undertaken by the Adviser to maintain an effective compliance program. The Board members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the Fund's investment goals and strategies, the corporate and regulatory environment in which the Fund operates, and the level of services provided by the Adviser, and that the quality of the Adviser's service continues to be high.

INVESTMENT PERFORMANCE.

     The Board members took note of the extraordinary market conditions prevailing over almost the past two years and at present, the sharp recovery in the market for the Fund's securities and the Fund's superior recent performance, which evidenced the Adviser's continued adherence to its investment discipline. The Board members considered the Fund's relative performance since inception, including its performance in recent fiscal periods, including its disappointing absolute performance over certain periods that preceded the recent period of excellent performance. The Board members reviewed the Fund's performance compared to relevant indices and funds thought to be generally comparable to the Fund and examined the differences between the Fund and certain funds in the comparison group. The Board members considered their expectation at the time of last year's review, which had been realized, that the Fund's absolute performance would improve as markets normalized as the Adviser continued to follow its investment approach.

PROFITABILITY.

     The Board members considered the Adviser's methodology for determining its profitability with respect to the Fund, and the Adviser's profit margin on an after-tax basis attributable to managing the Fund. The Board members noted in recent years, including the last, that declining assets under management, when compared to historic highs, has led to declining Adviser profitability, but noted with approval the Adviser's continued commitment to maintain existing personnel and service levels. The Board members also considered that the Adviser provided, at a lower cost, services to separate account clients and determined that the difference was justified in light of the additional services and costs associated with managing registered investment companies, such as the Fund. The Board members accepted the Adviser's statement that it did not realize material indirect benefits from its relationship with the Fund and did not obtain soft dollar credits from securities trading.

ECONOMIES OF SCALE.

     The Board members noted that the Fund, as a closed-end investment company, was not expected to increase materially in size and, based on recent adverse market conditions and related deleveraging, the Fund's size had declined significantly from historic highs. Thus, in both these circumstances, the Adviser would not benefit from economies of scale, especially where personnel and other Adviser costs of providing services did not decline commensurately. The Board members considered whether economies of scale could be realized because the Adviser advises other similar funds. Based on their experience, the Board members accepted the Adviser's explanation that significant economies of scale would not be realized because of the

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated complexity of managing preferred securities for separate funds and other portfolios. Nonetheless, the Board members noted that the Fund's advisory fee schedule declines as assets increase beyond a certain level (commonly known as a "breakpoint"), and that breakpoints provide for a sharing with shareholders of benefits derived as a result of economies of scale arising from increased assets. Accordingly, the Board members determined that the existing advisory fee levels reflect possible economies of scale, and possibly at levels more favorable to the Fund than might have been negotiated had the substantial volatility of the Fund's asset levels been anticipated at the time the breakpoints had been agreed upon.

     In light of their discussions and considerations as described above, the Board members made the following determinations as to the Fund:

     - the nature and extent and quality of the services provided by the Adviser are reasonable and appropriate and the quality of the services is high;

     - the Fund's overall performance over time has been satisfactory and its performance for recent periods of absolute underperformance was reflective of market conditions, given the Fund's investment policies and strategies and the Adviser's adherence to them, which is responsible for the recent superior performance as markets stabilized;

     - the fee paid to the Adviser was reasonable in light of (i) comparative performance and expense and advisory fee information, considered over relevant time periods, (ii) the cost of the services provided and profits to be realized, and (iii) the benefits derived or to be derived by the Adviser from its relationship with the Fund; and

     - there were not at this time significant economies of scale to be realized by the Adviser in managing the Fund's assets, and the fee was structured to provide for a sharing of the benefits of economies of scale.

     Based on these conclusions, the Board members determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

                      [This page intentionally left blank]

                      [This page intentionally left blank]

                      [This page intentionally left blank]

                           (FLAHERTY & CRUMRINE LOGO)
                                PREFERRED INCOME
                                OPPORTUNITY FUND

                               Semi-Annual Report

                                  May 31, 2010

                            www.preferredincome.com

DIRECTORS
     Donald F. Crumrine, CFA
          Chairman of the Board
     David Gale
     Morgan Gust
     Karen H. Hogan
     Robert F. Wulf, CFA

OFFICERS
     Donald F. Crumrine, CFA
          Chief Executive Officer
     Robert M. Ettinger, CFA
          President
     R. Eric Chadwick, CFA
          Chief Financial Officer,
          Vice President and Treasurer
     Chad C. Conwell
          Chief Compliance Officer,
          Vice President and Secretary
     Bradford S. Stone
          Vice President and
          Assistant Treasurer
     Laurie C. Lodolo
          Assistant Compliance Officer,
          Assistant Treasurer and
          Assistant Secretary

INVESTMENT ADVISER
     Flaherty & Crumrine Incorporated
     e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND?

     -    If your shares are held in a Brokerage Account, contact your Broker.

     - If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent --

               BNY Mellon Investment Servicing
               (US) Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated


By (Signature and Title)* /s/ Donald F. Crumrine
                          ------------------------------------------------------
                          Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                          (principal executive officer)

Date July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Donald F. Crumrine
                          ------------------------------------------------------
                          Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                          (principal executive officer)

Date July 27, 2010


By (Signature and Title)* /s/ R. Eric Chadwick
                          ------------------------------------------------------
                          R. Eric Chadwick, Chief Financial Officer, Treasurer and Vice President
                          (principal financial officer)

Date July 27, 2010

* Print the name and title of each signing officer under his or her signature.